UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09333

                     OPPENHEIMER MAIN STREET SMALL CAP FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                   Date of reporting period: DECEMBER 31, 2005


ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Specialty Retail                                                            6.4%
--------------------------------------------------------------------------------
Software                                                                    5.8
--------------------------------------------------------------------------------
Insurance                                                                   5.6
--------------------------------------------------------------------------------
Oil & Gas                                                                   5.3
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    5.3
--------------------------------------------------------------------------------
Health Care Providers & Services                                            3.7
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                          3.3
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              3.3
--------------------------------------------------------------------------------
Communications Equipment                                                    3.3
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 3.2

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Charming Shoppes, Inc.                                                      0.4%
--------------------------------------------------------------------------------
JLG Industries, Inc.                                                        0.4
--------------------------------------------------------------------------------
Carpenter Technology Corp.                                                  0.3
--------------------------------------------------------------------------------
Alkermes, Inc.                                                              0.3
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.                                               0.3
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                               0.3
--------------------------------------------------------------------------------
Cymer, Inc.                                                                 0.3
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B                                           0.3
--------------------------------------------------------------------------------
Imation Corp.                                                               0.3
--------------------------------------------------------------------------------
Websense, Inc.                                                              0.3

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                   8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Information Technology                 25.3%
               Software                                5.9
               Semiconductors &
               Semiconductor Equipment                 5.3
               Electronic Equipment &
               Instruments                             3.4
               Communications Equipment                3.3
               Internet Software & Services            3.0
               IT Services                             2.7
               Computers & Peripherals                 1.7
               Consumer Discretionary                 18.4
               Industrials                            15.5
               Financials                             12.4
               Health Care                             9.2
               Energy                                  8.6
               Materials                               5.3
               Consumer Staples                        3.0
               Telecommunication Services              1.2
               Utilities                               1.1

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                   9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING       ENDING            EXPENSES
                            ACCOUNT         ACCOUNT           PAID DURING
                            VALUE           VALUE             6 MONTHS ENDED
                            (7/1/05)        (12/31/05)        DECEMBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual              1,000.00        $1,095.10         $6.20
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00         1,019.31          5.97
--------------------------------------------------------------------------------
Class B Actual              1,000.00         1,090.50         10.38
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00         1,015.32         10.01
--------------------------------------------------------------------------------
Class C Actual              1,000.00         1,090.80         10.01
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00         1,015.68          9.65
--------------------------------------------------------------------------------
Class N Actual              1,000.00         1,092.80          7.89
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00         1,017.69          7.61
--------------------------------------------------------------------------------
Class Y Actual              1,000.00         1,097.70          3.55
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00         1,021.83          3.42

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                1.17%
--------------------------------
Class B                1.96
--------------------------------
Class C                1.89
--------------------------------
Class N                1.49
--------------------------------
Class Y                0.67

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.1%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.6%
Aftermarket
Technology Corp. 1                                   104,500     $    2,031,480
--------------------------------------------------------------------------------
American Axle &
Manufacturing
Holdings, Inc. 2                                     174,800          3,204,084
--------------------------------------------------------------------------------
ArvinMeritor, Inc. 2                                 374,100          5,383,299
--------------------------------------------------------------------------------
Autoliv, Inc.                                         47,400          2,152,908
--------------------------------------------------------------------------------
Borg-Warner
Automotive, Inc.                                      42,700          2,588,901
--------------------------------------------------------------------------------
Dana Corp.                                           447,200          3,210,896
--------------------------------------------------------------------------------
Drew Industries, Inc. 1,2                             26,300            741,397
--------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. (The) 1,2                                 284,400          4,942,872
--------------------------------------------------------------------------------
Lear Corp. 2                                         114,600          3,261,516
--------------------------------------------------------------------------------
Midas, Inc. 1,2                                       81,700          1,500,012
--------------------------------------------------------------------------------
Modine
Manufacturing Co.                                    216,000          7,039,440
--------------------------------------------------------------------------------
Proliance
International, Inc. 1,2                               11,738             62,094
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                 84,600          1,591,326
--------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                             31,500            417,690
--------------------------------------------------------------------------------
Spartan Motors, Inc.                                   1,100             11,319
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                      455,800          8,938,238
--------------------------------------------------------------------------------
TRW Automotive
Holdings Corp. 1                                      84,100          2,216,035
--------------------------------------------------------------------------------
Visteon Corp. 1                                      682,000          4,269,320
--------------------------------------------------------------------------------
                                                                     53,562,827

--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Fleetwood
Enterprises, Inc. 1                                   31,500            389,025
--------------------------------------------------------------------------------
Monaco Coach
Corp. 2                                               30,800            409,640
--------------------------------------------------------------------------------
Winnebago
Industries, Inc. 2                                    26,600            885,248
                                                                 ---------------
                                                                      1,683,913

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Audiovox Corp.,
Cl. A 1                                               18,300     $      253,638
--------------------------------------------------------------------------------
Jorgensen
(Earle M.) Co. 1,2                                    82,700            763,321
                                                                 ---------------
                                                                      1,016,959

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.0%
Alderwoods
Group, Inc. 1                                         81,700          1,296,579
--------------------------------------------------------------------------------
Bright Horizons
Family
Solutions, Inc. 1                                     99,800          3,697,590
--------------------------------------------------------------------------------
Career
Education Corp. 1                                    101,400          3,419,208
--------------------------------------------------------------------------------
CPI Corp. 2                                            2,300             43,033
--------------------------------------------------------------------------------
Escala Group, Inc. 1,2                                25,900            525,252
--------------------------------------------------------------------------------
ITT Educational
Services, Inc. 1                                      14,500            857,095
--------------------------------------------------------------------------------
Jackson Hewitt
Tax Service, Inc.                                    335,000          9,282,850
--------------------------------------------------------------------------------
Matthews
International Corp.,
Cl. A 2                                                1,200             43,692
--------------------------------------------------------------------------------
Pre-Paid Legal
Services, Inc. 2                                      67,700          2,586,817
--------------------------------------------------------------------------------
Service Corp.
International                                        474,500          3,881,410
--------------------------------------------------------------------------------
ServiceMaster
Co. (The)                                            154,900          1,851,055
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                75,700          2,691,892
--------------------------------------------------------------------------------
Stewart
Enterprises, Inc. 2                                  270,300          1,462,323
--------------------------------------------------------------------------------
Vertrue, Inc. 1                                       14,600            515,818
--------------------------------------------------------------------------------
Weight Watchers
International, Inc. 1,2                               17,200            850,196
                                                                 ---------------
                                                                     33,004,810

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Ambassadors
Group, Inc.                                           81,500          1,865,535
--------------------------------------------------------------------------------
Ameristar
Casinos, Inc. 2                                      199,600          4,530,920


                   13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Aztar Corp. 1,2                                      107,600     $    3,269,964
--------------------------------------------------------------------------------
Bluegreen Corp. 1,2                                  185,100          2,924,580
--------------------------------------------------------------------------------
Brinker
International, Inc.                                   58,700          2,269,342
--------------------------------------------------------------------------------
Caribou Coffee
Co., Inc. 1,2                                          9,100             91,364
--------------------------------------------------------------------------------
CBRL Group, Inc.                                     105,800          3,718,870
--------------------------------------------------------------------------------
CEC
Entertainment, Inc. 1                                 18,850            641,654
--------------------------------------------------------------------------------
Checkers Drive-In
Restaurants, Inc. 1                                   18,800            285,008
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                   78,000          3,257,280
--------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                              412,800          5,576,928
--------------------------------------------------------------------------------
Ctrip.com International
Ltd., ADR                                             14,700            848,925
--------------------------------------------------------------------------------
Darden
Restaurants, Inc.                                    104,100          4,047,408
--------------------------------------------------------------------------------
Denny's Corp. 1,2                                    155,200            625,456
--------------------------------------------------------------------------------
Domino's Pizza, Inc.                                 211,800          5,125,560
--------------------------------------------------------------------------------
Dover Downs Gaming &
Entertainment, Inc.                                   74,000          1,047,100
--------------------------------------------------------------------------------
IHOP Corp. 2                                         106,200          4,981,842
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                            173,900          6,074,327
--------------------------------------------------------------------------------
Krispy Kreme
Doughnuts, Inc. 1,2                                   87,400            501,676
--------------------------------------------------------------------------------
La Quinta Corp. 1                                    343,600          3,827,704
--------------------------------------------------------------------------------
Lone Star Steakhouse &
Saloon, Inc. 2                                        52,900          1,255,846
--------------------------------------------------------------------------------
Luby's, Inc. 1,2                                     148,500          1,975,050
--------------------------------------------------------------------------------
McCormick &
Schmick's Seafood
Restaurants, Inc. 1                                   81,400          1,840,454
--------------------------------------------------------------------------------
Monarch Casino &
Resort, Inc. 1,2                                      47,800          1,080,280
--------------------------------------------------------------------------------
MTR Gaming
Group, Inc. 1                                         92,600            963,966
--------------------------------------------------------------------------------
Multimedia
Games, Inc. 1,2                                       28,100            259,925

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Navigant
International, Inc. 1,2                               47,000     $      509,950
--------------------------------------------------------------------------------
O'Charley's, Inc. 1,2                                 78,800          1,222,188
--------------------------------------------------------------------------------
Panera Bread
Co., Cl. A 1                                             900             59,112
--------------------------------------------------------------------------------
Papa John's
International, Inc. 1                                 17,900          1,061,649
--------------------------------------------------------------------------------
Six Flags, Inc. 1,2                                  305,400          2,354,634
--------------------------------------------------------------------------------
Sunterra Corp. 1                                     134,600          1,914,012
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                               134,000          4,426,020
                                                                 ---------------
                                                                     74,434,529

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
American Greetings
Corp., Cl. A 2                                       292,800          6,432,816
--------------------------------------------------------------------------------
Avatar
Holdings, Inc. 1,2                                     2,500            137,300
--------------------------------------------------------------------------------
Beazer Homes
USA, Inc. 2                                           43,500          3,168,540
--------------------------------------------------------------------------------
Blount
International, Inc. 1                                 73,400          1,169,262
--------------------------------------------------------------------------------
Brookfield
Homes Corp. 2                                         89,649          4,458,245
--------------------------------------------------------------------------------
Champion
Enterprises, Inc. 1,2                                284,600          3,876,252
--------------------------------------------------------------------------------
CSS Industries, Inc. 2                                 9,192            282,470
--------------------------------------------------------------------------------
Ethan Allen
Interiors, Inc. 2                                     75,700          2,765,321
--------------------------------------------------------------------------------
Furniture Brands
International, Inc. 2                                284,900          6,361,817
--------------------------------------------------------------------------------
Interface, Inc., Cl. A 1,2                           252,500          2,075,550
--------------------------------------------------------------------------------
Kimball
International,
Inc., Cl. B 2                                         45,100            479,413
--------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                     264,200          3,582,552
--------------------------------------------------------------------------------
MDC Holdings, Inc.                                    12,900            799,542
--------------------------------------------------------------------------------
Mestek, Inc. 1                                         4,800             62,880
--------------------------------------------------------------------------------
Movado Group, Inc. 2                                  10,500            192,150
--------------------------------------------------------------------------------
Palm Harbor
Homes, Inc. 1,2                                       14,600            274,480


                   14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Ryland Group,
Inc. (The) 2                                          25,100     $    1,810,463
--------------------------------------------------------------------------------
Snap-On, Inc. 2                                       71,400          2,681,784
--------------------------------------------------------------------------------
Stanley Furniture
Co., Inc.                                             99,100          2,297,138
--------------------------------------------------------------------------------
Stanley Works (The)                                   43,200          2,075,328
--------------------------------------------------------------------------------
Tupperware
Brands Corp.                                         242,400          5,429,760
--------------------------------------------------------------------------------
WCI
Communities, Inc. 1,2                                 24,500            657,825
--------------------------------------------------------------------------------
William Lyon
Homes, Inc. 1                                          9,100            918,190
                                                                 ---------------
                                                                     51,989,078

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
Blue Nile, Inc. 1                                     68,800          2,773,328
--------------------------------------------------------------------------------
Coldwater Creek, Inc. 1,2                             18,700            570,911
--------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                          186,400          3,655,304
--------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                              77,300          1,095,341
--------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                               28,600            638,352
--------------------------------------------------------------------------------
Provide Commerce, Inc. 1,2                             6,300            208,593
--------------------------------------------------------------------------------
Sportsman's Guide, Inc. 1                             22,600            539,010
--------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                  31,500            723,240
--------------------------------------------------------------------------------
ValueVision Media,
Inc., Cl. A 1                                         25,700            323,820
                                                                 ---------------
                                                                     10,527,899

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Arctic Cat, Inc. 2                                     4,000             80,240
--------------------------------------------------------------------------------
Callaway Golf Co.                                    147,000          2,034,480
--------------------------------------------------------------------------------
Hasbro, Inc.                                         195,900          3,953,262
--------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                              161,100          3,373,434
--------------------------------------------------------------------------------
Marvel
Entertainment, Inc. 1,2                               87,900          1,439,802
--------------------------------------------------------------------------------
Oakley, Inc. 2                                       241,100          3,541,759
--------------------------------------------------------------------------------
RC2 Corp. 1,2                                         49,000          1,740,480
Steinway Musical
Instruments, Inc. 1,2                                 48,300          1,232,133
                                                                 ---------------
                                                                     17,395,590

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA--2.0%
Arbitron, Inc.                                        74,200     $    2,818,116
--------------------------------------------------------------------------------
Belo Corp., Cl. A                                     89,900          1,924,759
--------------------------------------------------------------------------------
Catalina
Marketing Corp. 2                                    130,200          3,300,570
--------------------------------------------------------------------------------
Charter
Communications,
Inc., Cl. A 1,2                                    1,585,300          1,934,066
--------------------------------------------------------------------------------
Citadel
Broadcasting Corp. 2                                 237,900          3,197,376
--------------------------------------------------------------------------------
Cox Radio, Inc.,
Cl. A 1,2                                             82,300          1,158,784
--------------------------------------------------------------------------------
Cumulus Media,
Inc., Cl. A 1,2                                      180,000          2,233,800
--------------------------------------------------------------------------------
Emmis
Communications
Corp., Cl. A 1,2                                     202,000          4,021,820
--------------------------------------------------------------------------------
Entercom
Communications
Corp. 1,2                                            178,900          5,307,963
--------------------------------------------------------------------------------
Entravision
Communications
Corp. 1                                               29,500            210,040
--------------------------------------------------------------------------------
Focus Media
Holding Ltd., ADR 1,2                                 56,800          1,918,136
--------------------------------------------------------------------------------
Interactive
Data Corp.                                            14,000            317,940
--------------------------------------------------------------------------------
Interpublic Group of
Cos., Inc. 1,2                                        76,700            740,155
--------------------------------------------------------------------------------
Journal
Communications,
Inc. 2                                               116,100          1,619,595
--------------------------------------------------------------------------------
Journal Register Co. 2                                12,500            186,875
--------------------------------------------------------------------------------
Liberty Corp. 2                                       29,200          1,366,852
--------------------------------------------------------------------------------
Media General,
Inc., Cl. A                                           69,476          3,522,433
--------------------------------------------------------------------------------
Mediacom
Communications
Corp. 1,2                                            191,700          1,052,433
--------------------------------------------------------------------------------
Meredith Corp.                                        52,000          2,721,680
--------------------------------------------------------------------------------
Playboy
Enterprises,
Inc., Cl. B 1,2                                       87,000          1,208,430
--------------------------------------------------------------------------------
PRIMEDIA, Inc. 1,2                                   104,200            167,762


                   15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
R.H. Donnelley Corp. 1                                62,700     $    3,863,574
--------------------------------------------------------------------------------
Readers Digest Assn.,
Inc. (The),
Cl. A, Non-Vtg                                       400,500          6,095,610
--------------------------------------------------------------------------------
Scholastic Corp. 1,2                                  97,500          2,779,725
--------------------------------------------------------------------------------
Sinclair Broadcast
Group, Inc., Cl. A 2                                 375,100          3,450,920
--------------------------------------------------------------------------------
TiVo, Inc. 1,2                                       539,700          2,763,264
--------------------------------------------------------------------------------
Valassis
Communications,
Inc. 1                                                10,600            308,142
--------------------------------------------------------------------------------
Westwood One, Inc.                                   154,800          2,523,240
--------------------------------------------------------------------------------
Wiley (John) &
Sons, Inc., Cl. A                                     98,800          3,857,152
--------------------------------------------------------------------------------
World Wrestling
Federation
Entertainment, Inc.                                   17,600            258,368
                                                                 ---------------
                                                                     66,829,580

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
99 Cents
Only Stores 1,2                                      154,500          1,616,070
--------------------------------------------------------------------------------
Big Lots, Inc. 1,2                                   204,900          2,460,849
--------------------------------------------------------------------------------
Bon-Ton Stores, Inc. 2                                27,700            529,901
--------------------------------------------------------------------------------
Conn's, Inc. 1,2                                       4,500            165,915
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 2                             106,600          2,645,812
--------------------------------------------------------------------------------
Dollar Tree
Stores, Inc. 1                                       186,900          4,474,386
--------------------------------------------------------------------------------
Fred's, Inc. 2                                        61,100            994,097
--------------------------------------------------------------------------------
Retail Ventures, Inc. 1,2                            169,700          2,111,068
--------------------------------------------------------------------------------
Saks, Inc. 1                                         113,100          1,906,866
--------------------------------------------------------------------------------
Stage Stores, Inc.                                   272,200          8,106,116
--------------------------------------------------------------------------------
Stein Mart, Inc. 2                                   212,200          3,851,430
                                                                 ---------------
                                                                     28,862,510

--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.4%
Abercrombie &
Fitch Co., Cl. A                                      13,000            847,340
--------------------------------------------------------------------------------
Advance Auto
Parts, Inc. 1                                         50,800          2,207,768
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                  124,500          3,274,350

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
American Eagle
Outfitters, Inc.                                     138,500     $    3,182,730
--------------------------------------------------------------------------------
Asbury Automotive
Group, Inc. 1                                         53,200            875,672
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                   118,400          2,572,832
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 2                               119,700          5,107,599
--------------------------------------------------------------------------------
bebe stores, inc. 2                                  181,887          2,551,875
--------------------------------------------------------------------------------
Blair Corp.                                           10,907            424,719
--------------------------------------------------------------------------------
Borders Group, Inc.                                   62,700          1,358,709
--------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                  72,100          2,324,504
--------------------------------------------------------------------------------
Building Materials
Holding Corp. 2                                       96,894          6,609,140
--------------------------------------------------------------------------------
Burlington Coat
Factory
Warehouse Corp.                                       90,500          3,639,005
--------------------------------------------------------------------------------
Casual Male Retail
Group, Inc. 1,2                                      169,800          1,040,874
--------------------------------------------------------------------------------
Cato Corp., Cl. A                                    166,050          3,561,773
--------------------------------------------------------------------------------
Charlotte Russe
Holding, Inc. 1,2                                    144,700          3,014,101
--------------------------------------------------------------------------------
Charming
Shoppes, Inc. 1,2                                    884,500         11,675,400
--------------------------------------------------------------------------------
Children's Place
Retail Stores, Inc. 1,2                              178,200          8,806,644
--------------------------------------------------------------------------------
Christopher &
Banks Corp. 2                                        116,800          2,193,504
--------------------------------------------------------------------------------
Circuit City Stores,
Inc./Circuit
City Group                                           159,500          3,603,105
--------------------------------------------------------------------------------
Citi Trends, Inc. 1,2                                  8,600            367,134
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                142,200          4,155,084
--------------------------------------------------------------------------------
CSK Auto Corp. 1                                     237,600          3,583,008
--------------------------------------------------------------------------------
Deb Shops, Inc. 2                                      3,800            112,974
--------------------------------------------------------------------------------
Finish Line, Inc.
(The), Cl. A                                          95,600          1,665,352
--------------------------------------------------------------------------------
GameStop Corp.,
Cl. A 1,2                                             94,995          3,022,741
--------------------------------------------------------------------------------
Genesco, Inc. 1                                      216,500          8,398,035
--------------------------------------------------------------------------------
Golf Galaxy, Inc. 1                                    2,500             47,875
--------------------------------------------------------------------------------
Group 1
Automotive, Inc. 1,2                                  62,400          1,961,232


                   16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Guess?, Inc. 1,2                                     223,000     $    7,938,800
--------------------------------------------------------------------------------
Gymboree Corp. 1,2                                   132,600          3,102,840
--------------------------------------------------------------------------------
Hibbett Sporting
Goods, Inc. 1,2                                      257,080          7,321,638
--------------------------------------------------------------------------------
Jos. A. Banks
Clothiers, Inc. 1,2                                   19,200            833,472
--------------------------------------------------------------------------------
Linens `N
Things, Inc. 1                                        80,900          2,151,940
--------------------------------------------------------------------------------
Lithia Motors, Inc.,
Cl. A 2                                               63,700          2,002,728
--------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The) 1                                         270,200          7,954,688
--------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                152,100          4,115,826
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                  25,300            794,420
--------------------------------------------------------------------------------
OfficeMax, Inc.                                      161,000          4,082,960
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1                                   118,825          2,961,119
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                 183,300          8,613,267
--------------------------------------------------------------------------------
Payless
ShoeSource, Inc. 1                                   390,600          9,804,060
--------------------------------------------------------------------------------
RadioShack Corp.                                     133,200          2,801,196
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                                3,600             67,896
--------------------------------------------------------------------------------
Rent-Way, Inc. 1,2                                    96,200            614,718
--------------------------------------------------------------------------------
Restoration
Hardware, Inc. 1,2                                    36,200            217,924
--------------------------------------------------------------------------------
Select
Comfort Corp. 1,2                                    205,700          5,625,895
--------------------------------------------------------------------------------
Shoe Carnival, Inc. 1                                 23,700            519,504
--------------------------------------------------------------------------------
Sonic
Automotive, Inc.                                     153,500          3,419,980
--------------------------------------------------------------------------------
Sports Authority,
Inc. (The) 1,2                                       256,200          7,975,506
--------------------------------------------------------------------------------
Syms Corp.                                             7,400            106,856
--------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                229,900          6,395,818
--------------------------------------------------------------------------------
Tiffany & Co.                                         88,600          3,392,494
--------------------------------------------------------------------------------
Too, Inc. 1                                          278,600          7,859,306
--------------------------------------------------------------------------------
Trans World
Entertainment Corp. 1,2                              111,400            634,980
--------------------------------------------------------------------------------
Tuesday Morning
Corp. 2                                              130,100          2,721,692

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
United Auto
Group, Inc. 2                                        241,100     $    9,210,020
--------------------------------------------------------------------------------
West Marine, Inc. 1,2                                  3,300             46,134
--------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                            295,876          1,313,689
--------------------------------------------------------------------------------
Wilsons The Leather
Experts, Inc. 1,2                                     56,900            206,547
--------------------------------------------------------------------------------
Zale Corp. 1,2                                       282,600          7,107,390
                                                                 ---------------
                                                                    214,100,382

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Carter's, Inc. 1                                      20,600          1,212,310
--------------------------------------------------------------------------------
Cherokee, Inc. 2                                      48,400          1,664,476
--------------------------------------------------------------------------------
Columbia
Sportswear Co. 1,2                                    38,300          1,828,059
--------------------------------------------------------------------------------
Hartmarx Corp. 1,2                                    45,400            354,574
--------------------------------------------------------------------------------
Iconix Brand
Group, Inc. 1                                         90,200            919,138
--------------------------------------------------------------------------------
Jones Apparel
Group, Inc.                                          100,400          3,084,288
--------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                 182,000          5,904,080
--------------------------------------------------------------------------------
Kellwood Co. 2                                         8,300            198,204
--------------------------------------------------------------------------------
Kenneth Cole
Productions, Inc.,
Cl. A                                                 41,900          1,068,450
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                   82,500          2,955,150
--------------------------------------------------------------------------------
Oxford
Industries, Inc. 2                                     3,500            191,450
--------------------------------------------------------------------------------
Phillips/Van
Heusen Corp.                                         144,700          4,688,280
--------------------------------------------------------------------------------
Skechers U.S.A., Inc.,
Cl. A 1,2                                            128,800          1,973,216
--------------------------------------------------------------------------------
Steven Madden Ltd. 2                                  91,500          2,674,545
--------------------------------------------------------------------------------
Stride Rite Corp.                                    199,300          2,702,508
--------------------------------------------------------------------------------
Timberland Co.,
Cl. A 1                                               79,500          2,587,725
--------------------------------------------------------------------------------
Tommy
Hilfiger Corp. 1                                     330,800          5,372,192
--------------------------------------------------------------------------------
Under Armour, Inc.,
Cl. A 1,2                                             56,900          2,179,839
--------------------------------------------------------------------------------
UniFirst Corp.                                        30,100            936,110
--------------------------------------------------------------------------------
Warnaco Group,
Inc. (The) 1,2                                       127,300          3,401,456


                   17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Wolverine World
Wide, Inc.                                           355,900     $    7,993,514
                                                                 ---------------
                                                                     53,889,564

--------------------------------------------------------------------------------
CONSUMER STAPLES--2.9%
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Boston Beer Co.,
Inc., Cl. A 1                                         55,000          1,375,000
--------------------------------------------------------------------------------
National
Beverage Corp. 2                                      11,600            113,332
--------------------------------------------------------------------------------
PepsiAmericas,
Inc.                                                  82,900          1,928,254
--------------------------------------------------------------------------------
                                                                      3,416,586

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Andersons,
Inc. (The) 2                                           8,000            344,640
--------------------------------------------------------------------------------
Arden Group,
Inc., Cl. A 2                                         10,198            927,916
--------------------------------------------------------------------------------
BJ's Wholesale
Club, Inc. 1                                          65,000          1,921,400
--------------------------------------------------------------------------------
Casey's General
Stores, Inc. 2                                       218,600          5,421,280
--------------------------------------------------------------------------------
Great Atlantic &
Pacific Tea Co.,
Inc. (The) 1,2                                        81,700          2,596,426
--------------------------------------------------------------------------------
Ingles Markets,
Inc., Cl. A                                           11,500            179,975
--------------------------------------------------------------------------------
Longs Drug
Stores, Inc. 2                                       131,500          4,785,285
--------------------------------------------------------------------------------
Nash Finch Co. 2                                      23,800            606,424
--------------------------------------------------------------------------------
Pathmark
Stores, Inc. 1                                       101,976          1,018,740
--------------------------------------------------------------------------------
Performance Food
Group Co. 1,2                                        218,300          6,193,171
--------------------------------------------------------------------------------
Rite Aid Corp. 1,2                                   497,900          1,732,692
--------------------------------------------------------------------------------
Ruddick Corp.                                        109,100          2,321,648
--------------------------------------------------------------------------------
Spartan Stores, Inc. 1                                52,700            549,134
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                      132,100          4,290,608
--------------------------------------------------------------------------------
Weis Markets, Inc. 2                                  11,400            490,656
                                                                 ---------------
                                                                     33,379,995

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Chiquita Brands
International, Inc. 2                                244,900     $    4,900,449
--------------------------------------------------------------------------------
Darling
International, Inc. 1,2                              196,600            780,502
--------------------------------------------------------------------------------
Del Monte
Foods Co. 1                                          291,900          3,044,517
--------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                268,300          7,394,348
--------------------------------------------------------------------------------
Gold Kist
Holdings, Inc. 1,2                                   141,200          2,110,940
--------------------------------------------------------------------------------
Hain Celestial
Group, Inc. 1,2                                      137,100          2,901,036
--------------------------------------------------------------------------------
Imperial Sugar Co.                                     1,300             17,654
--------------------------------------------------------------------------------
J&J Snack
Foods Corp. 2                                         42,323          2,514,409
--------------------------------------------------------------------------------
Lancaster
Colony Corp.                                          32,000          1,185,600
--------------------------------------------------------------------------------
Lance, Inc. 2                                         28,900            538,407
--------------------------------------------------------------------------------
M&F
Worldwide Corp. 1,2                                   23,900            390,048
--------------------------------------------------------------------------------
McCormick & Co.,
Inc., Non-Vtg                                         21,900            677,148
--------------------------------------------------------------------------------
Pilgrim's Pride
Corp., Cl. B 2                                       116,200          3,853,192
--------------------------------------------------------------------------------
Premium Standard
Farms, Inc.                                           38,200            571,472
--------------------------------------------------------------------------------
Ralcorp
Holdings, Inc. 1                                      36,100          1,440,751
--------------------------------------------------------------------------------
Seaboard Corp. 2                                       1,900          2,870,900
                                                                 ---------------
                                                                     35,191,373

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Chattem, Inc. 1,2                                    148,900          5,418,471
--------------------------------------------------------------------------------
Church & Dwight
Co., Inc.                                              8,800            290,664
--------------------------------------------------------------------------------
Energizer
Holdings, Inc. 1                                      79,700          3,968,263
--------------------------------------------------------------------------------
Playtex
Products, Inc. 1,2                                   229,600          3,138,632
--------------------------------------------------------------------------------
Spectrum
Brands, Inc. 1                                        67,100          1,362,801
                                                                 ---------------
                                                                     14,178,831


                   18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Inter Parfums, Inc.                                    5,700     $      102,372
--------------------------------------------------------------------------------
Mannatech, Inc. 2                                     38,327            529,296
--------------------------------------------------------------------------------
Nature's Sunshine
Products, Inc.                                        89,200          1,612,736
--------------------------------------------------------------------------------
Parlux
Fragrances, Inc. 1,2                                  91,400          2,790,442
--------------------------------------------------------------------------------
USANA Health
Sciences, Inc. 1,2                                    41,800          1,603,448
                                                                 ---------------
                                                                      6,638,294

--------------------------------------------------------------------------------
TOBACCO--0.2%
Loews Corp./Carolina
Group                                                 69,400          3,052,906
--------------------------------------------------------------------------------
Vector Group Ltd. 2                                  147,660          2,682,982
                                                                 ---------------
                                                                      5,735,888

--------------------------------------------------------------------------------
ENERGY--8.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.2%
Atwood
Oceanics, Inc. 1,2                                    21,100          1,646,433
--------------------------------------------------------------------------------
CHC Helicopter
Corp., Cl. A                                          58,600          1,376,718
--------------------------------------------------------------------------------
Cooper
Cameron Corp. 1                                       79,200          3,278,880
--------------------------------------------------------------------------------
Ensign Energy
Services, Inc.                                       152,400          6,151,325
--------------------------------------------------------------------------------
Global
Industries Ltd. 1,2                                  428,548          4,864,020
--------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                 23,700          1,045,644
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                  1,252,600          9,682,598
--------------------------------------------------------------------------------
Gulf Island
Fabrication, Inc. 2                                    8,500            206,635
--------------------------------------------------------------------------------
Gulfmark
Offshore, Inc. 1,2                                    16,300            482,806
--------------------------------------------------------------------------------
Helmerich &
Payne, Inc.                                           90,800          5,621,428
--------------------------------------------------------------------------------
Hercules
Offshore, Inc. 1                                     121,000          3,437,610
--------------------------------------------------------------------------------
Hornbeck Offshore
Services, Inc. 1,2                                   104,700          3,423,690
--------------------------------------------------------------------------------
Hydril Co. 1                                          20,000          1,252,000

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Lone Star
Technologies, Inc. 1                                 199,000     $   10,280,340
--------------------------------------------------------------------------------
Maverick
Tube Corp. 1,2                                       100,200          3,993,972
--------------------------------------------------------------------------------
NS Group, Inc. 1                                     215,400          9,005,874
--------------------------------------------------------------------------------
Oceaneering
International, Inc. 1                                 25,100          1,249,478
--------------------------------------------------------------------------------
Offshore
Logistics, Inc. 1                                        600             17,520
--------------------------------------------------------------------------------
Oil States
International, Inc. 1,2                              105,000          3,326,400
--------------------------------------------------------------------------------
Parker Drilling Co. 1,2                              180,200          1,951,566
--------------------------------------------------------------------------------
Pason Systems, Inc.                                   80,000          1,988,903
--------------------------------------------------------------------------------
Prairie Schooner
Petroleum Ltd. 1,3                                    13,800            278,980
--------------------------------------------------------------------------------
Precision
Drilling Trust                                        43,400          1,432,915
--------------------------------------------------------------------------------
Pride
International, Inc. 1                                 63,000          1,937,250
--------------------------------------------------------------------------------
Technicoil Corp. 1                                    92,900            311,678
--------------------------------------------------------------------------------
Technicoil Corp. 1                                   577,100          1,936,161
--------------------------------------------------------------------------------
Tetra
Technologies, Inc. 1,2                               137,900          4,208,708
--------------------------------------------------------------------------------
Trican Well
Service Ltd. 1                                       150,100          7,230,935
--------------------------------------------------------------------------------
Universal
Compression
Holdings, Inc. 1,2                                   137,900          5,670,448
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                  272,000          9,653,280
                                                                 ---------------
                                                                    106,944,195

--------------------------------------------------------------------------------
OIL & GAS--5.3%
Alberta Clipper
Energy, Inc. 1                                        93,278            308,934
--------------------------------------------------------------------------------
Alon USA
Energy, Inc. 1,2                                      17,100            336,015
--------------------------------------------------------------------------------
Alpha Natural
Resources, Inc. 1                                     12,400            238,204
--------------------------------------------------------------------------------
Atlas America, Inc. 1                                 50,600          3,047,132
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                  890,500          3,677,061
--------------------------------------------------------------------------------
ATP Oil & Gas
Corp. 1,2                                             24,900            921,549


                   19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Basic Energy
Services, Inc. 1                                      92,800     $    1,851,360
--------------------------------------------------------------------------------
Berry Petroleum
Co., Cl. A 2                                          16,000            915,200
--------------------------------------------------------------------------------
Brigham
Exploration Co. 1                                    113,000          1,340,180
--------------------------------------------------------------------------------
Callon
Petroleum Co. 1,2                                    149,200          2,633,380
--------------------------------------------------------------------------------
Capital Energy
Resources Ltd. 1                                     275,500          1,187,367
--------------------------------------------------------------------------------
Chamaelo
Exploration Ltd. 1                                     4,780             31,457
--------------------------------------------------------------------------------
Clear Energy, Inc. 1                                 425,566          1,940,298
--------------------------------------------------------------------------------
Comstock
Resources, Inc. 1,2                                  262,500          8,008,875
--------------------------------------------------------------------------------
Crew Energy, Inc. 1                                   29,129            468,590
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                 32,100            414,488
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                315,000          1,541,873
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                  46,000          1,750,252
--------------------------------------------------------------------------------
Edge
Petroleum Corp. 1,2                                  131,800          3,283,138
--------------------------------------------------------------------------------
Ember
Resources, Inc. 1                                     93,278            621,880
--------------------------------------------------------------------------------
Ember
Resources, Inc. 1                                    105,300            656,146
--------------------------------------------------------------------------------
Energy Partners Ltd. 1                               178,900          3,898,231
--------------------------------------------------------------------------------
Find Energy Ltd. 1                                    45,800            365,234
--------------------------------------------------------------------------------
Find Energy Ltd. 1                                   371,900          2,965,730
--------------------------------------------------------------------------------
Forest Oil Corp. 1                                    75,300          3,431,421
--------------------------------------------------------------------------------
Foundation Coal
Holdings, Inc.                                        13,100            497,800
--------------------------------------------------------------------------------
Frontier Oil Corp. 2                                  32,100          1,204,713
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Cl. A 1                                               81,600          1,719,816
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Subscription
Receipts 1                                            92,500          1,949,546
--------------------------------------------------------------------------------
General
Maritime Corp. 2                                     128,100          4,744,824
--------------------------------------------------------------------------------
Giant
Industries, Inc. 1,2                                 140,500          7,300,380

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Highpine Oil &
Gas Ltd. 1                                            19,900     $      354,364
--------------------------------------------------------------------------------
Holly Corp.                                           38,700          2,278,269
--------------------------------------------------------------------------------
Houston
Exploration Co. 1                                    111,200          5,871,360
--------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                 352,000          8,525,440
--------------------------------------------------------------------------------
Mahalo
Energy Ltd. 1,3                                      220,500          1,327,799
--------------------------------------------------------------------------------
Maritrans, Inc.                                       72,500          1,886,450
--------------------------------------------------------------------------------
Meridian Resource
Corp. (The) 1                                         99,200            416,640
--------------------------------------------------------------------------------
Midnight Oil
Exploration Ltd. 1                                   556,050          2,114,277
--------------------------------------------------------------------------------
Mission Oil &
Gas, Inc. 1                                           74,748            476,479
--------------------------------------------------------------------------------
Mission Oil &
Gas, Inc. 1,4                                         79,100            504,220
--------------------------------------------------------------------------------
OMI Corp. 2                                          242,800          4,406,820
--------------------------------------------------------------------------------
Open Range
Energy Corp. 1                                        10,090             41,230
--------------------------------------------------------------------------------
Overseas Shipholding
Group, Inc.                                           82,500          4,157,175
--------------------------------------------------------------------------------
Paramount
Resources Ltd., Cl. A 1                              280,100          7,445,559
--------------------------------------------------------------------------------
Penn Virginia Corp. 2                                 11,700            671,580
--------------------------------------------------------------------------------
Petrohawk
Energy Corp. 1                                       146,900          1,942,018
--------------------------------------------------------------------------------
PetroQuest
Energy, Inc. 1,2                                     399,300          3,306,204
--------------------------------------------------------------------------------
Pogo Producing Co.                                    44,600          2,221,526
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                   48,100            678,601
--------------------------------------------------------------------------------
ProspEx
Resources Ltd. 1                                     369,740          1,113,244
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                48,900          1,047,452
--------------------------------------------------------------------------------
Remington Oil &
Gas Corp. 1                                          246,400          8,993,600
--------------------------------------------------------------------------------
Resource America,
Inc., Cl. A 2                                         30,200            514,910
--------------------------------------------------------------------------------
Sequoia Oil &
Gas Trust                                              3,475             60,595
--------------------------------------------------------------------------------
Sequoia Oil &
Gas Trust                                             46,400            809,091


                   20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
St. Mary Land &
Exploration Co. 2                                     43,400     $    1,597,554
--------------------------------------------------------------------------------
Stone Energy Corp. 1,2                               117,400          5,345,222
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                 216,300          9,748,641
--------------------------------------------------------------------------------
Tesoro Corp.                                          82,000          5,047,100
--------------------------------------------------------------------------------
Thunder
Energy Trust                                         139,932          1,444,521
--------------------------------------------------------------------------------
TransMontaigne,
Inc. 1                                                73,500            485,100
--------------------------------------------------------------------------------
Trilogy Energy Trust                                  99,800          2,043,305
--------------------------------------------------------------------------------
True Energy Trust                                     81,250          1,453,826
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                  387,400          1,686,304
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                275,000          1,197,041
--------------------------------------------------------------------------------
USEC, Inc. 2                                         293,300          3,504,935
--------------------------------------------------------------------------------
Vault Energy Trust                                    11,950            117,192
--------------------------------------------------------------------------------
Vero Energy, Inc. 1                                   30,617            139,857
--------------------------------------------------------------------------------
Vintage
Petroleum, Inc.                                      156,200          8,330,146
--------------------------------------------------------------------------------
W&T Offshore, Inc. 2                                  32,900            967,260
--------------------------------------------------------------------------------
West Energy Ltd. 1                                    91,400            630,589
--------------------------------------------------------------------------------
White Fire
Energy Ltd. 1                                          3,475              8,071
--------------------------------------------------------------------------------
White Fire
Energy Ltd. 1                                         46,400            107,772
--------------------------------------------------------------------------------
Whiting
Petroleum Corp. 1,2                                  185,400          7,416,000
--------------------------------------------------------------------------------
Williams (Clayton)
Energy, Inc. 1                                        10,900            454,966
--------------------------------------------------------------------------------
Zenas Energy Corp.                                   239,900          1,083,466
                                                                 ---------------
                                                                    177,224,845

--------------------------------------------------------------------------------
FINANCIALS--12.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
GAMCO Investors,
Inc., Cl. A 2                                         34,100          1,484,373
--------------------------------------------------------------------------------
Knight Capital
Group, Inc., Cl. A 1,2                               230,800          2,282,612
--------------------------------------------------------------------------------
Stifel Financial
Corp. 1,2                                             15,000            563,850
--------------------------------------------------------------------------------
SWS Group, Inc. 2                                     74,800          1,566,312
--------------------------------------------------------------------------------
                                                                      5,897,147

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.8%
Anchor BanCorp
Wisconsin, Inc. 2                                     27,900     $      846,486
--------------------------------------------------------------------------------
Astoria
Financial Corp.                                      162,650          4,781,910
--------------------------------------------------------------------------------
BancorpSouth, Inc. 2                                  11,900            262,633
--------------------------------------------------------------------------------
Bank of
Hawaii Corp.                                          13,800            711,252
--------------------------------------------------------------------------------
BankUnited
Financial Corp., Cl. A                                20,500            544,685
--------------------------------------------------------------------------------
Berkshire Hills
Bancorp, Inc. 2                                        6,900            231,150
--------------------------------------------------------------------------------
Capital Corp. of
the West 2                                             5,959            193,370
--------------------------------------------------------------------------------
Capital Crossing
Bank 1,2                                                 800             26,720
--------------------------------------------------------------------------------
Capitol
Bancorp Ltd. 2                                        13,800            516,672
--------------------------------------------------------------------------------
Center
Financial Corp.                                        3,000             75,480
--------------------------------------------------------------------------------
Central Pacific
Financial Corp. 2                                      6,600            237,072
--------------------------------------------------------------------------------
Chittenden Corp. 2                                    67,300          1,871,613
--------------------------------------------------------------------------------
Citizens First
Bancorp, Inc.                                         23,500            554,130
--------------------------------------------------------------------------------
City Holding Co.                                      70,300          2,527,285
--------------------------------------------------------------------------------
Columbia Banking
System, Inc. 2                                        57,606          1,644,651
--------------------------------------------------------------------------------
Commerce
Bancshares, Inc. 2                                    26,820          1,397,858
--------------------------------------------------------------------------------
Community Bank
System, Inc. 2                                       206,100          4,647,555
--------------------------------------------------------------------------------
Community Trust
Bancorp, Inc.                                         23,028            708,111
--------------------------------------------------------------------------------
Corus
Bankshares, Inc. 2                                   109,900          6,184,073
--------------------------------------------------------------------------------
Downey
Financial Corp. 2                                     79,900          5,464,361
--------------------------------------------------------------------------------
F.N.B. Corp. 2                                        29,500            512,120
--------------------------------------------------------------------------------
First BanCorp 2                                       90,500          1,123,105
--------------------------------------------------------------------------------
First Citizens
BancShares,
Inc., Cl. A 2                                          9,000          1,569,780


                   21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
First Commonwealth
Financial Corp. 2                                    230,400     $    2,979,072
--------------------------------------------------------------------------------
First Defiance
Financial Corp. 2                                     14,100            381,969
--------------------------------------------------------------------------------
First Financial
Holdings, Inc. 2                                      19,900            611,328
--------------------------------------------------------------------------------
First Indiana Corp. 2                                 23,300            801,054
--------------------------------------------------------------------------------
First Midwest
Bancorp, Inc. 2                                       40,110          1,406,257
--------------------------------------------------------------------------------
First Place
Financial Corp. 2                                     65,563          1,576,790
--------------------------------------------------------------------------------
First Republic Bank                                   34,600          1,280,546
--------------------------------------------------------------------------------
First Security
Group, Inc.                                          275,100          2,679,474
--------------------------------------------------------------------------------
First South
Bancorp, Inc. 2                                        4,000            141,280
--------------------------------------------------------------------------------
FirstFed
Financial Corp. 1,2                                  100,300          5,468,356
--------------------------------------------------------------------------------
Flagstar
Bancorp, Inc. 2                                       43,100            620,640
--------------------------------------------------------------------------------
Greater
Bay Bancorp 2                                        113,000          2,895,060
--------------------------------------------------------------------------------
Greene County
Bancshares, Inc. 2                                    25,300            692,208
--------------------------------------------------------------------------------
Harbor Florida
Bancshares, Inc. 2                                    49,300          1,826,565
--------------------------------------------------------------------------------
Horizon
Financial Corp. 2                                        700             15,288
--------------------------------------------------------------------------------
Hudson
United Bancorp                                        10,700            445,976
--------------------------------------------------------------------------------
Independent
Bank Corp. 2                                          85,426          2,326,150
--------------------------------------------------------------------------------
ITLA Capital Corp. 1,2                                10,000            488,500
--------------------------------------------------------------------------------
MAF Bancorp, Inc. 2                                   55,700          2,304,866
--------------------------------------------------------------------------------
MainSource Financial
Group, Inc. 2                                         29,180            520,863
--------------------------------------------------------------------------------
NASB Financial, Inc. 2                                 3,766            148,230
--------------------------------------------------------------------------------
National
Bankshares, Inc.                                       2,000             94,000
--------------------------------------------------------------------------------
Net.B@nk, Inc.                                        20,800            149,344
--------------------------------------------------------------------------------
Pacific
Capital Bancorp 2                                    163,199          5,806,620

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
PFF Bancorp, Inc. 2                                  107,720     $    3,287,614
--------------------------------------------------------------------------------
Provident Bankshares
Corp.                                                137,184          4,632,704
--------------------------------------------------------------------------------
Provident Financial
Holdings, Inc. 2                                       7,050            185,415
--------------------------------------------------------------------------------
Provident Financial
Services, Inc.                                        19,700            364,647
--------------------------------------------------------------------------------
Republic
Bancorp, Inc. 2                                        7,565             90,024
--------------------------------------------------------------------------------
Republic Bancorp,
Inc., Cl. A                                           36,266            777,906
--------------------------------------------------------------------------------
Seacoast Banking
Corp. of Florida 2                                     2,170             49,802
--------------------------------------------------------------------------------
Southwest
Bancorp, Inc. 2                                        5,600            112,000
--------------------------------------------------------------------------------
State Bancorp, Inc. 2                                 10,987            183,922
--------------------------------------------------------------------------------
Sterling
Bancshares, Inc. 2                                    11,100            171,384
--------------------------------------------------------------------------------
Sterling Financial
Corp., Western US                                     92,883          2,320,217
--------------------------------------------------------------------------------
Susquehanna
Bancshares, Inc. 2                                    42,800          1,013,504
--------------------------------------------------------------------------------
SVB
Financial Group 1,2                                   14,400            674,496
--------------------------------------------------------------------------------
Taylor Capital
Group, Inc. 2                                         18,900            763,560
--------------------------------------------------------------------------------
TCF Financial Corp.                                   57,700          1,565,978
--------------------------------------------------------------------------------
TierOne Corp. 2                                       70,600          2,076,346
--------------------------------------------------------------------------------
Union
Bankshares Corp. 2                                    10,400            448,240
--------------------------------------------------------------------------------
W. Holding Co., Inc.                                  99,700            820,531
--------------------------------------------------------------------------------
WesBanco, Inc. 2                                       5,800            176,378
--------------------------------------------------------------------------------
WSFS
Financial Corp.                                       47,100          2,884,875
                                                                 ---------------
                                                                     94,892,051

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
ASTA Funding, Inc. 2                                 104,200          2,848,828
--------------------------------------------------------------------------------
Nelnet, Inc., Cl. A 1,2                               51,200          2,082,816
                                                                 ---------------
                                                                      4,931,644


                   22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Ace Cash
Express, Inc. 1,2                                     11,500     $      268,525
--------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                               164,100          5,323,404
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                  183,900          4,713,357
--------------------------------------------------------------------------------
Apollo
Investment Corp.                                      74,600          1,337,578
--------------------------------------------------------------------------------
Asset Acceptance
Capital Corp. 1                                      144,900          3,254,454
--------------------------------------------------------------------------------
CompuCredit Corp. 1,2                                 52,000          2,000,960
--------------------------------------------------------------------------------
Eaton Vance Corp. 2                                   56,800          1,554,048
--------------------------------------------------------------------------------
Encore Capital
Group, Inc. 1,2                                       79,800          1,384,530
--------------------------------------------------------------------------------
Investment
Technology
Group, Inc. 1,2                                       20,600            730,064
--------------------------------------------------------------------------------
Janus Capital
Group, Inc.                                          200,000          3,726,000
--------------------------------------------------------------------------------
Jefferies Group, Inc. 2                               30,200          1,358,396
--------------------------------------------------------------------------------
LaBranche &
Co., Inc. 1,2                                        365,000          3,690,150
--------------------------------------------------------------------------------
Lazard Ltd., Cl. A                                    36,600          1,167,540
--------------------------------------------------------------------------------
Medallion
Financial Corp.                                       36,000            405,360
--------------------------------------------------------------------------------
Piper Jaffray
Cos., Inc. 1,2                                        64,700          2,613,880
--------------------------------------------------------------------------------
Raymond James
Financial, Inc.                                       35,800          1,348,586
--------------------------------------------------------------------------------
Sanders Morris
Harris Group, Inc. 2                                  33,200            544,148
--------------------------------------------------------------------------------
SEI Investments Co.                                   12,700            469,900
--------------------------------------------------------------------------------
Student Loan
Corp. (The)                                           11,400          2,385,222
--------------------------------------------------------------------------------
WFS Financial, Inc. 1                                 51,000          3,883,650
--------------------------------------------------------------------------------
World
Acceptance Corp. 1,2                                  19,500            555,750
                                                                 ---------------
                                                                     42,715,502

--------------------------------------------------------------------------------
INSURANCE--5.6%
21st Century
Insurance Group                                        2,800             45,304

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Affirmative
Insurance
Holdings, Inc.                                        40,204     $      586,576
--------------------------------------------------------------------------------
Alfa Corp. 2                                          40,600            653,660
--------------------------------------------------------------------------------
Alleghany Corp.                                        5,600          1,590,400
--------------------------------------------------------------------------------
American Equity
Investment Life
Holding Co.                                          204,900          2,673,945
--------------------------------------------------------------------------------
American Physicians
Capital, Inc. 1,2                                     63,600          2,912,244
--------------------------------------------------------------------------------
AmerUs Group Co. 2                                   133,100          7,542,777
--------------------------------------------------------------------------------
Arch Capital
Group Ltd. 1                                         119,800          6,559,050
--------------------------------------------------------------------------------
Argonaut
Group, Inc. 1,2                                      169,300          5,547,961
--------------------------------------------------------------------------------
Aspen Insurance
Holdings Ltd.                                         21,200            501,804
--------------------------------------------------------------------------------
Assurant, Inc.                                        10,300            447,947
--------------------------------------------------------------------------------
Baldwin & Lyons,
Inc., Cl. B, Non-Vtg. 2                                1,800             43,740
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                  19,600            933,352
--------------------------------------------------------------------------------
Bristol West
Holdings, Inc. 2                                     154,100          2,932,523
--------------------------------------------------------------------------------
Clark, Inc.                                           30,000            397,500
--------------------------------------------------------------------------------
Commerce Group,
Inc. (The)                                            38,400          2,199,552
--------------------------------------------------------------------------------
Covanta
Holding Corp. 1,2                                     59,900            902,094
--------------------------------------------------------------------------------
Delphi Financial
Group, Inc., Cl. A                                   153,650          7,069,437
--------------------------------------------------------------------------------
Direct
General Corp. 2                                      134,500          2,273,050
--------------------------------------------------------------------------------
Donegal Group,
Inc., Cl. A 2                                         62,701          1,457,171
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                        1,156             42,529
--------------------------------------------------------------------------------
Fidelity National
Title Group, Inc.,
Cl. A                                                    202              4,919
--------------------------------------------------------------------------------
FPIC Insurance
Group, Inc. 1,2                                       78,600          2,727,420


                   23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Great American
Financial
Resources, Inc. 2                                     23,700     $      470,208
--------------------------------------------------------------------------------
Harleysville
Group, Inc.                                            1,000             26,500
--------------------------------------------------------------------------------
Hilb, Rogal &
Hamilton Co. 2                                        64,800          2,495,448
--------------------------------------------------------------------------------
Horace Mann
Educators Corp. 2                                    321,200          6,089,952
--------------------------------------------------------------------------------
Independence
Holding Co. 2                                          4,860             95,013
--------------------------------------------------------------------------------
Infinity Property &
Casualty Corp.                                       200,600          7,464,326
--------------------------------------------------------------------------------
James River
Group, Inc. 1                                         14,900            295,765
--------------------------------------------------------------------------------
LandAmerica
Financial Group, Inc. 2                              111,000          6,926,400
--------------------------------------------------------------------------------
Mercury
General Corp.                                         22,800          1,327,416
--------------------------------------------------------------------------------
National Financial
Partners Corp.                                       199,800         10,499,490
--------------------------------------------------------------------------------
National Western
Life Insurance
Co., Cl. A                                             4,200            869,022
--------------------------------------------------------------------------------
Navigators Group,
Inc. (The) 1,2                                        59,500          2,594,795
--------------------------------------------------------------------------------
Odyssey Re
Holdings Corp. 2                                     135,700          3,403,356
--------------------------------------------------------------------------------
Ohio
Casualty Corp.                                       366,600         10,382,112
--------------------------------------------------------------------------------
Old Republic
International Corp.                                  155,800          4,091,308
--------------------------------------------------------------------------------
Phoenix Cos.,
Inc. (The) 2                                         601,600          8,205,824
--------------------------------------------------------------------------------
Presidential
Life Corp. 2                                          32,600            620,704
--------------------------------------------------------------------------------
ProAssurance Corp. 1,2                                78,900          3,837,696
--------------------------------------------------------------------------------
ProCentury Corp.                                     125,100          1,344,825
--------------------------------------------------------------------------------
Protective Life Corp.                                 59,300          2,595,561
--------------------------------------------------------------------------------
Republic Cos
Group, Inc.                                          255,300          3,952,044
--------------------------------------------------------------------------------
RLI Corp.                                            128,100          6,388,347

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Safety Insurance
Group, Inc. 2                                         82,200     $    3,318,414
--------------------------------------------------------------------------------
Selective Insurance
Group, Inc. 2                                        192,700         10,232,370
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                          118,300          5,909,085
--------------------------------------------------------------------------------
State Auto
Financial Corp.                                      103,100          3,759,026
--------------------------------------------------------------------------------
Stewart Information
Services Corp. 2                                     101,700          4,949,739
--------------------------------------------------------------------------------
UICI                                                 126,500          4,492,015
--------------------------------------------------------------------------------
United America
Indemnity Ltd., Cl. A 1                               11,057            203,007
--------------------------------------------------------------------------------
United Fire &
Casualty Co. 2                                        91,900          3,715,517
--------------------------------------------------------------------------------
Unitrin, Inc.                                         80,500          3,626,525
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1                                    260,200          3,923,816
--------------------------------------------------------------------------------
Zenith National
Insurance Corp.                                      177,400          8,181,688
                                                                 ---------------
                                                                    186,332,269

--------------------------------------------------------------------------------
REAL ESTATE--1.5%
Acadia Realty Trust                                   14,100            282,705
--------------------------------------------------------------------------------
Agree Realty Corp. 2                                  56,600          1,635,740
--------------------------------------------------------------------------------
Alexandria Real
Estate Equities, Inc.                                 13,000          1,046,500
--------------------------------------------------------------------------------
Amli Residential
Properties Trust                                       9,200            350,060
--------------------------------------------------------------------------------
Arden Realty, Inc.                                    29,800          1,335,934
--------------------------------------------------------------------------------
Associated Estates
Realty Corp. 2                                        23,200            209,728
--------------------------------------------------------------------------------
Brandywine
Realty Trust                                          55,900          1,560,169
--------------------------------------------------------------------------------
Camden
Property Trust                                         8,600            498,112
--------------------------------------------------------------------------------
Capital Trust, Cl. A                                     100              2,928
--------------------------------------------------------------------------------
CarrAmerica
Realty Corp.                                          23,300            806,879
--------------------------------------------------------------------------------
CB Richard Ellis
Group, Inc., Cl. A 1                                  21,300          1,253,505


                   24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
CBL & Associates
Properties, Inc.                                      31,600     $    1,248,516
--------------------------------------------------------------------------------
CentraCore
Properties Trust 2                                    14,900            400,363
--------------------------------------------------------------------------------
Colonial
Properties Trust                                      18,325            769,284
--------------------------------------------------------------------------------
Consolidated-
Tomoka Land Co. 2                                      7,700            545,930
--------------------------------------------------------------------------------
Corporate Office
Properties Trust                                      37,100          1,318,534
--------------------------------------------------------------------------------
Entertainment
Properties Trust 2                                     6,400            260,800
--------------------------------------------------------------------------------
Equity Inns, Inc.                                    113,100          1,532,505
--------------------------------------------------------------------------------
Federal Realty
Investment Trust                                      15,700            952,205
--------------------------------------------------------------------------------
First Industrial Realty
Trust, Inc. 2                                         32,600          1,255,100
--------------------------------------------------------------------------------
Friedman, Billings,
Ramsey Group,
Inc., Cl. A 2                                         22,800            225,720
--------------------------------------------------------------------------------
Glenborough Realty
Trust, Inc. 2                                          9,400            170,140
--------------------------------------------------------------------------------
Glimcher
Realty Trust 2                                        24,900            605,568
--------------------------------------------------------------------------------
Health Care
REIT, Inc. 2                                          37,600          1,274,640
--------------------------------------------------------------------------------
Healthcare Realty
Trust, Inc.                                           37,300          1,240,971
--------------------------------------------------------------------------------
Heritage Property
Investment Trust 2                                    25,000            835,000
--------------------------------------------------------------------------------
Highwoods
Properties, Inc.                                      28,200            802,290
--------------------------------------------------------------------------------
HouseValues, Inc. 1,2                                 25,300            329,659
--------------------------------------------------------------------------------
HRPT
Properties Trust                                      50,700            524,745
--------------------------------------------------------------------------------
Jones Lang
LaSalle, Inc.                                         53,300          2,683,655
--------------------------------------------------------------------------------
Kilroy Realty Corp. 2                                 26,100          1,615,590
--------------------------------------------------------------------------------
Lexington Corporate
Properties Trust 2                                    69,900          1,488,870
--------------------------------------------------------------------------------
LTC Properties, Inc. 2                                12,200            256,566
--------------------------------------------------------------------------------
Macerich Co. (The)                                     6,400            429,696

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Mack-Cali
Realty Corp.                                          18,800     $      812,160
--------------------------------------------------------------------------------
Maguire
Properties, Inc.                                      16,900            522,210
--------------------------------------------------------------------------------
Mid-America
Apartment
Communities, Inc.                                     28,100          1,362,850
--------------------------------------------------------------------------------
Mills Corp.                                           23,500            985,590
--------------------------------------------------------------------------------
Nationwide Health
Properties, Inc. 2                                    47,100          1,007,940
--------------------------------------------------------------------------------
Omega Healthcare
Investors, Inc.                                       14,100            177,519
--------------------------------------------------------------------------------
Pan Pacific Retail
Properties, Inc.                                      16,000          1,070,240
--------------------------------------------------------------------------------
Parkway
Properties, Inc. 2                                     5,500            220,770
--------------------------------------------------------------------------------
Pennsylvania Real
Estate Investment
Trust                                                 36,300          1,356,168
--------------------------------------------------------------------------------
Prentiss
Properties Trust                                       6,800            276,624
--------------------------------------------------------------------------------
PS Business
Parks, Inc. 2                                          6,600            324,720
--------------------------------------------------------------------------------
RAIT
Investment Trust                                       7,400            191,808
--------------------------------------------------------------------------------
Ramco-Gershenson
Properties Trust                                      26,500            706,225
--------------------------------------------------------------------------------
Realty
Income Corp. 2                                        18,500            399,970
--------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                  9,400            387,844
--------------------------------------------------------------------------------
Regency
Centers Corp.                                          9,700            571,815
--------------------------------------------------------------------------------
Senior Housing
Properties Trust 2                                    40,000            676,400
--------------------------------------------------------------------------------
Simon Property
Group, Inc.                                            1,702            130,424
--------------------------------------------------------------------------------
SL Green
Realty Corp.                                          14,100          1,077,099
--------------------------------------------------------------------------------
Spirit Finance Corp.                                 154,000          1,747,900
--------------------------------------------------------------------------------
Stratus
Properties, Inc. 1                                    16,466            378,718
--------------------------------------------------------------------------------
Tanger Factory
Outlet Centers, Inc. 2                                67,800          1,948,572


                   25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Town &
Country Trust 2                                       11,300     $      382,053
--------------------------------------------------------------------------------
Trammell Crow Co. 1,2                                118,900          3,049,785
--------------------------------------------------------------------------------
Trizec
Properties, Inc.                                      18,900            433,188
--------------------------------------------------------------------------------
United
Capital Corp. 1                                        2,300             56,741
--------------------------------------------------------------------------------
United Dominion
Realty Trust, Inc.                                    27,800            651,632
--------------------------------------------------------------------------------
Ventas, Inc.                                          23,500            752,470
--------------------------------------------------------------------------------
Weingarten
Realty Investors                                      22,100            835,601
                                                                 ---------------
                                                                     52,243,643

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.7%
Accredited Home
Lenders
Holding Co. 1,2                                      101,500          5,032,370
--------------------------------------------------------------------------------
Bank Mutual Corp. 2                                   89,294            946,516
--------------------------------------------------------------------------------
Commercial Capital
Bancorp, Inc. 2                                       98,015          1,678,017
--------------------------------------------------------------------------------
Federal Agricultural
Mortgage Corp.,
Non-Vtg. 2                                            32,700            978,711
--------------------------------------------------------------------------------
Fremont
General Corp. 2                                      203,700          4,731,951
--------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                  22,700            369,783
--------------------------------------------------------------------------------
PMI Group,
Inc. (The)                                            73,400          3,014,538
--------------------------------------------------------------------------------
Radian Group, Inc.                                    92,700          5,431,293
                                                                 ---------------
                                                                     22,183,179

--------------------------------------------------------------------------------
HEALTH CARE--9.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.0%
Abgenix, Inc. 1,2                                    437,900          9,419,229
--------------------------------------------------------------------------------
Acadia
Pharmaceuticals,
Inc. 1,2                                              31,390            309,192
--------------------------------------------------------------------------------
Albany Molecular
Research, Inc. 1,2                                   222,200          2,699,730
--------------------------------------------------------------------------------
Alkermes, Inc. 1,2                                   579,700         11,083,864

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Anadys
Pharmaceuticals,
Inc. 1                                                40,200     $      353,760
--------------------------------------------------------------------------------
Applera
Corp./Applied
Biosystems Group                                     225,500          5,989,280
--------------------------------------------------------------------------------
Arena
Pharmaceuticals,
Inc. 1,2                                             168,500          2,396,070
--------------------------------------------------------------------------------
ArQule, Inc. 1,2                                     129,200            790,704
--------------------------------------------------------------------------------
Array
BioPharma, Inc. 1,2                                  132,700            930,227
--------------------------------------------------------------------------------
BioMarin
Pharmaceutical,
Inc. 1,2                                             163,200          1,759,296
--------------------------------------------------------------------------------
Cotherix, Inc. 1,2                                     8,000             84,960
--------------------------------------------------------------------------------
Cubist
Pharmaceuticals,
Inc. 1,2                                             220,800          4,692,000
--------------------------------------------------------------------------------
CV
Therapeutics, Inc. 1,2                                34,300            848,239
--------------------------------------------------------------------------------
deCODE
genetics, Inc. 1,2                                   193,700          1,599,962
--------------------------------------------------------------------------------
Durect Corp. 1                                       226,600          1,148,862
--------------------------------------------------------------------------------
ICOS Corp. 1,2                                        36,200          1,000,206
--------------------------------------------------------------------------------
Idenix
Pharmaceuticals,
Inc. 1,2                                              14,464            247,479
--------------------------------------------------------------------------------
Illumina, Inc. 1,2                                    82,300          1,160,430
--------------------------------------------------------------------------------
Kendle International,
Inc. 1,2                                              34,700            893,178
--------------------------------------------------------------------------------
Medarex, Inc. 1,2                                     15,900            220,215
--------------------------------------------------------------------------------
Myogen, Inc. 1                                        53,700          1,619,592
--------------------------------------------------------------------------------
Myriad
Genetics, Inc. 1,2                                    88,800          1,847,040
--------------------------------------------------------------------------------
NeoPharm, Inc. 1,2                                    54,700            590,213
--------------------------------------------------------------------------------
Nuerocrine
Biosciences, Inc. 1                                    9,000            564,570
--------------------------------------------------------------------------------
Onyx
Pharmaceuticals,
Inc. 1                                                11,700            336,492
--------------------------------------------------------------------------------
Pharmion Corp. 1,2                                   105,000          1,865,850


                   26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Progenics
Pharmaceuticals,
Inc. 1                                                43,400     $    1,085,434
--------------------------------------------------------------------------------
Protein Design
Labs, Inc. 1                                          13,700            389,354
--------------------------------------------------------------------------------
Regeneron
Pharmaceuticals, Inc. 1,2                            106,600          1,700,270
--------------------------------------------------------------------------------
Renovis, Inc. 1,2                                     75,300          1,152,090
--------------------------------------------------------------------------------
Sirna
Therapeutics, Inc. 1,2                                10,500             31,815
--------------------------------------------------------------------------------
Techne Corp. 1                                        87,700          4,924,355
--------------------------------------------------------------------------------
Telik, Inc. 1                                         13,500            229,365
--------------------------------------------------------------------------------
Third Wave
Technologies, Inc. 1                                 162,500            484,250
--------------------------------------------------------------------------------
United
Therapeutics Corp. 1,2                                51,000          3,525,120
                                                                 ---------------
                                                                     67,972,693

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Anika
Therapeutics, Inc. 1                                  56,700            662,823
--------------------------------------------------------------------------------
Aspect Medical
Systems, Inc. 1,2                                     81,000          2,782,350
--------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                   23,300          1,582,070
--------------------------------------------------------------------------------
Bio-Rad
Laboratories, Inc.,
Cl. A 1                                               33,900          2,218,416
--------------------------------------------------------------------------------
Candela Corp. 1                                       18,000            259,920
--------------------------------------------------------------------------------
Cutera, Inc. 1,2                                      59,800          1,576,328
--------------------------------------------------------------------------------
Cynosure, Inc., Cl. A 1                               95,200          1,998,248
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc.                                        13,900            568,371
--------------------------------------------------------------------------------
DJ
Orthopedics, Inc. 1,2                                137,000          3,778,460
--------------------------------------------------------------------------------
Edwards
Lifesciences Corp. 1                                   8,800            366,168
--------------------------------------------------------------------------------
Foxhollow
Technologies, Inc. 1,2                                 6,000            178,740
--------------------------------------------------------------------------------
Haemonetics Corp. 1                                   22,900          1,118,894
--------------------------------------------------------------------------------
Hologic, Inc. 1,2                                    113,176          4,291,634
--------------------------------------------------------------------------------
Idexx
Laboratories, Inc. 1                                  29,500          2,123,410

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Inamed Corp. 1                                        12,450     $    1,091,616
--------------------------------------------------------------------------------
Integra LifeSciences
Holdings Corp. 1,2                                    12,600            446,796
--------------------------------------------------------------------------------
Kinetic
Concepts, Inc. 1                                      44,200          1,757,392
--------------------------------------------------------------------------------
Lifeline
Systems, Inc. 1,2                                     21,000            767,760
--------------------------------------------------------------------------------
Medical Action
Industries, Inc. 1,2                                   3,500             71,540
--------------------------------------------------------------------------------
Mentor Corp. 2                                       143,000          6,589,440
--------------------------------------------------------------------------------
Meridian
Bioscience, Inc. 2                                    53,050          1,068,427
--------------------------------------------------------------------------------
Millipore Corp. 1                                     48,300          3,189,732
--------------------------------------------------------------------------------
Molecular Devices
Corp. 1                                               17,200            497,596
--------------------------------------------------------------------------------
Natus Medical, Inc. 1,2                               12,300            198,522
--------------------------------------------------------------------------------
Neurometrix, Inc. 1,2                                  4,200            114,576
--------------------------------------------------------------------------------
OraSure
Technologies, Inc. 1,2                               283,100          2,496,942
--------------------------------------------------------------------------------
Palomar Medical
Technologies, Inc. 1,2                                18,300            641,232
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                    162,900          3,837,924
--------------------------------------------------------------------------------
Somanetics Corp. 1,2                                  23,000            736,000
--------------------------------------------------------------------------------
Syneron
Medical Ltd. 1,2                                      13,800            438,150
--------------------------------------------------------------------------------
Thermo
Electron Corp. 1                                      84,000          2,530,920
--------------------------------------------------------------------------------
Thoratec Corp. 1,2                                   240,100          4,967,669
--------------------------------------------------------------------------------
Varian, Inc. 1                                       126,200          5,021,498
--------------------------------------------------------------------------------
Ventana Medical
Systems, Inc. 1,2                                      7,700            326,095
--------------------------------------------------------------------------------
Viasys
Healthcare, Inc. 1                                    18,400            472,880
--------------------------------------------------------------------------------
Vital Signs, Inc.                                     13,000            556,660
--------------------------------------------------------------------------------
Waters Corp. 1                                        48,700          1,840,860
                                                                 ---------------
                                                                     63,166,059

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.7%
Allscripts Healthcare
Solutions, Inc. 1,2                                  143,200          1,918,880
--------------------------------------------------------------------------------
American
Healthways, Inc. 1,2                                 185,500          8,393,875


                   27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
American
Retirement Corp. 1                                     8,300     $      208,579
--------------------------------------------------------------------------------
AMERIGROUP
Corp. 1                                               38,900            756,994
--------------------------------------------------------------------------------
AMICAS, Inc. 1,2                                     165,100            818,896
--------------------------------------------------------------------------------
AMN Healthcare
Services, Inc. 1,2                                   177,400          3,508,972
--------------------------------------------------------------------------------
Beverly
Enterprises, Inc. 1,2                                516,500          6,027,555
--------------------------------------------------------------------------------
Cantel
Medical Corp. 1,2                                     13,000            233,220
--------------------------------------------------------------------------------
Cer Corp. 1                                            7,600            690,916
--------------------------------------------------------------------------------
Chemed Corp.                                          69,900          3,472,632
--------------------------------------------------------------------------------
Computer Programs
& Systems, Inc. 2                                     60,800          2,518,944
--------------------------------------------------------------------------------
Cross Country
Healthcare, Inc. 1,2                                  63,200          1,123,696
--------------------------------------------------------------------------------
Genesis
HealthCare Corp. 1,2                                 160,928          5,877,091
--------------------------------------------------------------------------------
Health Net, Inc. 1                                    92,400          4,763,220
--------------------------------------------------------------------------------
Humana, Inc. 1                                        67,400          3,661,842
--------------------------------------------------------------------------------
IDX Systems Corp. 1                                   41,100          1,805,112
--------------------------------------------------------------------------------
Kindred
Healthcare, Inc. 1,2                                 115,600          2,977,856
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                   122,186          5,805,057
--------------------------------------------------------------------------------
LHC Group, Inc. 1                                     58,800          1,024,884
--------------------------------------------------------------------------------
Magellan Health
Services, Inc. 1                                     114,100          3,588,445
--------------------------------------------------------------------------------
Manor Care, Inc.                                      68,300          2,716,291
--------------------------------------------------------------------------------
Matria
Healthcare, Inc. 1,2                                 102,849          3,986,427
--------------------------------------------------------------------------------
MedCath Corp. 1,2                                     91,200          1,691,760
--------------------------------------------------------------------------------
Merge
Technologies, Inc. 1,2                                64,800          1,622,592
--------------------------------------------------------------------------------
National
HealthCare Corp. 2                                    15,000            560,700
--------------------------------------------------------------------------------
National Medical
Health Card
Systems, Inc. 1                                        3,600             97,920
--------------------------------------------------------------------------------
NovaMed
Eyecare, Inc. 1                                       27,500            179,556

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Odyssey
Healthcare, Inc. 1,2                                 206,700     $    3,852,888
--------------------------------------------------------------------------------
Owens &
Minor, Inc. 2                                         84,600          2,329,038
--------------------------------------------------------------------------------
Parexel International
Corp. 1,2                                              7,200            145,872
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                        124,300         11,009,251
--------------------------------------------------------------------------------
Per-Se
Technologies, Inc. 1,2                               231,600          5,410,176
--------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                               25,000            243,750
--------------------------------------------------------------------------------
PRA International 1                                   24,200            681,230
--------------------------------------------------------------------------------
Res-Care, Inc. 1                                      70,000          1,215,900
--------------------------------------------------------------------------------
Rural/Metro Corp. 1,2                                 91,201            823,545
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                86,400          3,770,496
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1                                      51,700          4,133,932
--------------------------------------------------------------------------------
Sunrise Senior
Living, Inc. 1,2                                      19,000            640,490
--------------------------------------------------------------------------------
Symbion, Inc. 1,2                                      3,900             89,700
--------------------------------------------------------------------------------
Trizetto Group, Inc. 1                               267,200          4,539,728
--------------------------------------------------------------------------------
U.S. Physical
Therapy, Inc. 1,2                                     59,300          1,095,271
--------------------------------------------------------------------------------
United Surgical
Partners
International, Inc. 1,2                              113,000          3,632,950
--------------------------------------------------------------------------------
Universal Health
Services, Inc., Cl. B                                 51,700          2,416,458
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                     8,300            234,060
--------------------------------------------------------------------------------
WebMD Health
Corp., Cl. A 1,2                                      27,100            787,255
--------------------------------------------------------------------------------
WellCare Health
Plans, Inc. 1,2                                      116,900          4,775,365
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                     12,043            960,911
                                                                 ---------------
                                                                    122,820,178

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.5%
Alpharma, Inc., Cl. A                                319,600          9,111,796
--------------------------------------------------------------------------------
Andrx Corp. 1                                        369,400          6,084,018
--------------------------------------------------------------------------------
Angiotech
Pharmaceuticals,
Inc. 1,2                                             124,200          1,633,230


                   28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Barr
Pharmaceuticals,
Inc. 1                                                84,900     $    5,288,421
--------------------------------------------------------------------------------
CNS, Inc. 2                                          113,500          2,486,785
--------------------------------------------------------------------------------
DepoMed, Inc. 1                                       67,800            406,800
--------------------------------------------------------------------------------
Encysive
Pharmaceuticals,
Inc. 1                                               142,800          1,126,692
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1,2                                   130,000          3,933,800
--------------------------------------------------------------------------------
Hi-Tech Pharmacal
Co., Inc. 1                                           46,200          2,046,198
--------------------------------------------------------------------------------
Keryx
Biopharmaceuticals,
Inc. 1,2                                               4,100             60,024
--------------------------------------------------------------------------------
King
Pharmaceuticals,
Inc. 1                                               340,400          5,759,568
--------------------------------------------------------------------------------
Kos
Pharmaceuticals,
Inc. 1,2                                              66,800          3,455,564
--------------------------------------------------------------------------------
Medicis
Pharmaceutical
Corp., Cl. A 2                                       103,700          3,323,585
--------------------------------------------------------------------------------
Salix
Pharmaceuticals
Ltd. 1                                                71,200          1,251,696
--------------------------------------------------------------------------------
Watson
Pharmaceuticals,
Inc. 1                                               137,200          4,460,372
                                                                 ---------------
                                                                     50,428,549

--------------------------------------------------------------------------------
INDUSTRIALS--15.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
AAR Corp. 1                                          174,600          4,181,670
--------------------------------------------------------------------------------
Alliant
Techsystems, Inc. 1                                   57,200          4,356,924
--------------------------------------------------------------------------------
Armor
Holdings, Inc. 1,2                                    78,500          3,348,025
--------------------------------------------------------------------------------
Astronics
Corp., Cl. B 1                                         7,900             79,000
--------------------------------------------------------------------------------
Aviall, Inc. 1,2                                      35,500          1,022,400
--------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                 284,800          6,265,600

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
DRS
Technologies, Inc.                                   148,500     $    7,635,870
--------------------------------------------------------------------------------
ESCO
Technologies, Inc. 1                                  64,300          2,860,707
--------------------------------------------------------------------------------
HEICO Corp., Cl. A                                       750             15,390
--------------------------------------------------------------------------------
Innovative Solutions
& Support, Inc. 1,2                                  152,274          1,946,062
--------------------------------------------------------------------------------
Kaman Corp., Cl. A                                    61,200          1,205,028
--------------------------------------------------------------------------------
Moog, Inc., Cl. A 1                                   22,800            647,064
--------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                   122,200          1,677,806
--------------------------------------------------------------------------------
Precision
Castparts Corp.                                       35,400          1,834,074
--------------------------------------------------------------------------------
Teledyne
Technologies, Inc. 1                                 161,500          4,699,650
--------------------------------------------------------------------------------
Triumph
Group, Inc. 1,2                                       41,700          1,526,637
                                                                 ---------------
                                                                     43,301,907

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
ABX Air, Inc. 1                                      242,200          1,896,426
--------------------------------------------------------------------------------
Dynamex, Inc. 1,2                                      4,700             89,582
--------------------------------------------------------------------------------
EGL, Inc. 1                                          138,700          5,210,959
--------------------------------------------------------------------------------
Forward Air Corp.                                    100,550          3,685,158
--------------------------------------------------------------------------------
Hub Group,
Inc., Cl. A 1,2                                       94,800          3,351,180
                                                                 ---------------
                                                                     14,233,305

--------------------------------------------------------------------------------
AIRLINES--1.3%
Alaska Air
Group, Inc. 1,2                                      267,200          9,544,384
--------------------------------------------------------------------------------
AMR Corp. 1,2                                        344,500          7,658,235
--------------------------------------------------------------------------------
Continental Airlines,
Inc., Cl. B 1,2                                      507,700         10,814,010
--------------------------------------------------------------------------------
ExpressJet
Holdings, Inc. 1,2                                   285,900          2,312,931
--------------------------------------------------------------------------------
Frontier
Airlines, Inc. 1,2                                   157,800          1,458,072
--------------------------------------------------------------------------------
Mesa Air
Group, Inc. 1,2                                      391,500          4,095,090
--------------------------------------------------------------------------------
Republic Airways
Holdings, Inc. 1                                      90,800          1,380,160
--------------------------------------------------------------------------------
SkyWest, Inc.                                        224,600          6,032,756


                   29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AIRLINES Continued
World Air
Holdings, Inc. 1                                     162,400     $    1,562,288
                                                                 ---------------
                                                                     44,857,926

--------------------------------------------------------------------------------
BUILDING PRODUCTS--1.0%
Apogee
Enterprises, Inc.                                     96,500          1,565,230
--------------------------------------------------------------------------------
Builders
FirstSource, Inc. 1,2                                337,300          7,208,101
--------------------------------------------------------------------------------
Crane Co.                                            122,500          4,320,575
--------------------------------------------------------------------------------
Lennox
International, Inc. 2                                122,300          3,448,860
--------------------------------------------------------------------------------
NCI Building
Systems, Inc. 1,2                                     12,800            543,744
--------------------------------------------------------------------------------
Universal Forest
Products, Inc. 2                                      95,500          5,276,375
--------------------------------------------------------------------------------
USG Corp. 1                                          126,300          8,209,500
--------------------------------------------------------------------------------
Watsco, Inc. 2                                        43,700          2,613,697
                                                                 ---------------
                                                                     33,186,082

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.3%
Adesa, Inc.                                           18,800            459,096
--------------------------------------------------------------------------------
Administaff, Inc. 2                                  192,200          8,082,010
--------------------------------------------------------------------------------
American
Reprographics Co. 1                                    6,300            160,083
--------------------------------------------------------------------------------
Banta Corp.                                          103,500          5,154,300
--------------------------------------------------------------------------------
Brady Corp., Cl. A 2                                  30,100          1,089,018
--------------------------------------------------------------------------------
Central
Parking Corp. 2                                       24,000            329,280
--------------------------------------------------------------------------------
Cenveo, Inc. 1,2                                     173,000          2,276,680
--------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                              115,900          3,339,079
--------------------------------------------------------------------------------
CompX
International, Inc.                                    5,900             94,518
--------------------------------------------------------------------------------
Consolidated
Graphics, Inc. 1,2                                    32,700          1,548,018
--------------------------------------------------------------------------------
Corporate Executive
Board Co.                                             38,100          3,417,570
--------------------------------------------------------------------------------
Deluxe Corp. 2                                       127,300          3,836,822
--------------------------------------------------------------------------------
DiamondCluster
International, Inc. 1,2                              120,400            955,976
--------------------------------------------------------------------------------
Dun &
Bradstreet Corp. 1                                    50,600          3,388,176

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Equifax, Inc.                                         10,300     $      391,606
--------------------------------------------------------------------------------
Exponent, Inc. 1                                      54,900          1,558,062
--------------------------------------------------------------------------------
Geo Group,
Inc. (The) 1                                          24,000            550,320
--------------------------------------------------------------------------------
Global Cash
Access, Inc. 1                                        27,800            405,602
--------------------------------------------------------------------------------
Harland
(John H.) Co.                                         62,800          2,361,280
--------------------------------------------------------------------------------
Healthcare Services
Group, Inc. 2                                         67,075          1,389,123
--------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1                                 17,858            572,349
--------------------------------------------------------------------------------
HNI Corp.                                             79,300          4,355,949
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                    85,600          1,756,512
--------------------------------------------------------------------------------
Ikon Office
Solutions, Inc.                                      230,300          2,397,423
--------------------------------------------------------------------------------
Kforce, Inc. 1                                        15,600            174,096
--------------------------------------------------------------------------------
Knoll, Inc.                                          105,600          1,806,816
--------------------------------------------------------------------------------
Korn-Ferry
International 1,2                                    168,100          3,141,789
--------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                223,000          4,642,860
--------------------------------------------------------------------------------
Manpower, Inc.                                        67,600          3,143,400
--------------------------------------------------------------------------------
McGrath Rentcorp 2                                    34,048            946,534
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                126,500          3,566,035
--------------------------------------------------------------------------------
PHH Corp. 1                                          340,200          9,532,404
--------------------------------------------------------------------------------
Pico Holdings, Inc. 1,2                               18,500            596,810
--------------------------------------------------------------------------------
Portfolio Recovery
Associates, Inc. 1,2                                  73,600          3,417,984
--------------------------------------------------------------------------------
Republic
Services, Inc.                                        27,300          1,025,115
--------------------------------------------------------------------------------
Resources
Connection, Inc. 1,2                                 145,900          3,802,154
--------------------------------------------------------------------------------
Robert Half
International, Inc.                                   21,500            814,635
--------------------------------------------------------------------------------
Rollins, Inc.                                         51,050          1,006,196
--------------------------------------------------------------------------------
Sirva, Inc. 1                                        280,600          2,244,800
--------------------------------------------------------------------------------
SITEL Corp. 1                                         21,700             67,704
--------------------------------------------------------------------------------
Sourcecorp, Inc. 1                                    13,000            311,740
--------------------------------------------------------------------------------
Spherion Corp. 1,2                                   285,800          2,860,858
--------------------------------------------------------------------------------
Standard
Register Co. (The) 2                                  60,600            958,086


                   30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Steelcase, Inc., Cl. A 2                              48,700     $      770,921
--------------------------------------------------------------------------------
TeleTech
Holdings, Inc. 1,2                                   405,900          4,891,095
--------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                 131,167          2,055,387
--------------------------------------------------------------------------------
United
Stationers, Inc. 1                                   135,600          6,576,600
--------------------------------------------------------------------------------
Viad Corp. 2                                          65,300          1,915,249
--------------------------------------------------------------------------------
Volt Information
Sciences, Inc. 1,2                                    25,600            486,912
--------------------------------------------------------------------------------
Waste
Connections, Inc. 1                                    7,200            248,112
                                                                 ---------------
                                                                    110,873,144

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.4%
Baker
(Michael) Corp. 1                                     47,700          1,218,735
--------------------------------------------------------------------------------
Comfort Systems
USA, Inc. 2                                          109,800          1,010,160
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                   90,200          6,091,206
--------------------------------------------------------------------------------
Granite
Construction, Inc.                                   146,600          5,264,406
--------------------------------------------------------------------------------
Insituform
Technologies,
Inc., Cl. A 1,2                                       19,200            371,904
--------------------------------------------------------------------------------
McDermott
International, Inc. 1,2                               62,800          2,801,508
--------------------------------------------------------------------------------
Perini Corp. 1,2                                      57,600          1,391,040
--------------------------------------------------------------------------------
Quanta
Services, Inc. 1,2                                   621,100          8,179,887
--------------------------------------------------------------------------------
URS Corp. 1                                          219,400          8,251,634
--------------------------------------------------------------------------------
Washington Group
International, Inc. 2                                 95,400          5,053,338
--------------------------------------------------------------------------------
Williams Scotsman
International, Inc. 1                                339,400          5,875,014
                                                                 ---------------
                                                                     45,508,832

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.2%
Acuity Brands, Inc.                                  240,300          7,641,540
--------------------------------------------------------------------------------
American Power
Conversion Corp.                                      72,700          1,599,400
--------------------------------------------------------------------------------
Artesyn
Technologies, Inc. 1,2                                25,800            265,740

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
C&D
Technologies, Inc. 2                                  39,100     $      297,942
--------------------------------------------------------------------------------
General
Cable Corp. 1,2                                      246,400          4,854,080
--------------------------------------------------------------------------------
Genlyte Group,
Inc. (The) 1,2                                        89,800          4,810,586
--------------------------------------------------------------------------------
LaBarge, Inc. 1,2                                     71,300          1,024,581
--------------------------------------------------------------------------------
LSI Industries, Inc.                                  93,800          1,468,908
--------------------------------------------------------------------------------
Power-One, Inc. 1,2                                  143,800            865,676
--------------------------------------------------------------------------------
Preformed Line
Products Co. 2                                         6,536            279,675
--------------------------------------------------------------------------------
Roper Industries, Inc.                                89,800          3,547,998
--------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                  59,400          2,084,940
--------------------------------------------------------------------------------
Suntech Power
Holdings Co.
Ltd., ADR 1,2                                        189,600          5,166,600
--------------------------------------------------------------------------------
Thomas &
Betts Corp. 1                                         35,200          1,476,992
--------------------------------------------------------------------------------
Vicor Corp. 2                                         68,800          1,087,728
--------------------------------------------------------------------------------
Woodward
Governor Co. 2                                        52,267          4,495,485
                                                                 ---------------
                                                                     40,967,871

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Raven
Industries, Inc. 2                                     2,500             72,125
--------------------------------------------------------------------------------
Teleflex, Inc.                                        61,800          4,015,764
                                                                 ---------------
                                                                      4,087,889

--------------------------------------------------------------------------------
MACHINERY--3.1%
Accuride Corp. 1                                      21,600            278,640
--------------------------------------------------------------------------------
AGCO Corp. 1                                         317,700          5,264,289
--------------------------------------------------------------------------------
Albany International
Corp., Cl. A                                         241,300          8,725,408
--------------------------------------------------------------------------------
Ampco-
Pittsburgh Corp.                                       4,700             68,197
--------------------------------------------------------------------------------
Astec Industries, Inc. 1,2                           144,300          4,712,838
--------------------------------------------------------------------------------
Barnes Group, Inc. 2                                  94,600          3,121,800
--------------------------------------------------------------------------------
Briggs &
Stratton Corp.                                        33,500          1,299,465
--------------------------------------------------------------------------------
Bucyrus
International,
Inc., Cl. A                                           16,106            848,786


                   31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Cascade Corp. 2                                       30,200     $    1,416,682
--------------------------------------------------------------------------------
CIRCOR
International, Inc.                                   33,100            849,346
--------------------------------------------------------------------------------
Columbus McKinnon
Corp. 1,2                                            106,200          2,334,276
--------------------------------------------------------------------------------
Commercial Vehicle
Group, Inc. 1,2                                       33,600            631,008
--------------------------------------------------------------------------------
Cummins, Inc.                                         34,600          3,104,658
--------------------------------------------------------------------------------
Encore Wire Corp. 1,2                                 47,100          1,071,996
--------------------------------------------------------------------------------
Esterline
Technologies Corp. 1                                 118,800          4,418,172
--------------------------------------------------------------------------------
Flowserve Corp. 1                                    261,700         10,352,852
--------------------------------------------------------------------------------
Freightcar
America, Inc. 2                                       41,200          1,980,896
--------------------------------------------------------------------------------
Idex Corp.                                            31,700          1,303,187
--------------------------------------------------------------------------------
JLG Industries, Inc. 2                               255,000         11,643,300
--------------------------------------------------------------------------------
Kaydon Corp. 2                                        40,000          1,285,600
--------------------------------------------------------------------------------
Lincoln Electric
Holdings, Inc.                                        19,200            761,472
--------------------------------------------------------------------------------
Manitowoc Co.,
Inc. (The)                                            58,800          2,952,936
--------------------------------------------------------------------------------
Middleby
Corp. (The) 1,2                                        1,102             95,323
--------------------------------------------------------------------------------
Miller
Industries, Inc. 1                                    30,000            608,700
--------------------------------------------------------------------------------
Mueller
Industries, Inc.                                      38,200          1,047,444
--------------------------------------------------------------------------------
NACCO
Industries, Inc., Cl. A                               43,800          5,131,170
--------------------------------------------------------------------------------
Navistar
International Corp. 1                                 45,300          1,296,486
--------------------------------------------------------------------------------
Nordson Corp.                                         38,700          1,567,737
--------------------------------------------------------------------------------
Omega Flex, Inc. 1                                     1,200             20,868
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                13,000            211,250
--------------------------------------------------------------------------------
SPX Corp.                                             92,300          4,224,571
--------------------------------------------------------------------------------
Stewart & Stevenson
Services, Inc.                                       168,300          3,556,179
--------------------------------------------------------------------------------
Sun
Hydraulics Corp. 2                                    56,800          1,097,944
--------------------------------------------------------------------------------
Tennant Co.                                           23,200          1,206,400
--------------------------------------------------------------------------------
Terex Corp. 1                                         89,000          5,286,600

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Titan
International, Inc. 2                                 93,900     $    1,619,775
--------------------------------------------------------------------------------
Toro Co. (The) 2                                      81,600          3,571,632
--------------------------------------------------------------------------------
Valmont
Industries, Inc. 2                                     4,900            163,954
--------------------------------------------------------------------------------
Wabtec Corp.                                         166,000          4,465,400
                                                                 ---------------
                                                                    103,597,237

--------------------------------------------------------------------------------
MARINE--0.2%
American Commercial
Lines, Inc. 1,2                                       52,700          1,596,283
--------------------------------------------------------------------------------
Horizon Lines,
Inc., Cl. A 2                                        223,000          2,704,990
--------------------------------------------------------------------------------
Kirby Corp. 1                                         20,200          1,053,834
--------------------------------------------------------------------------------
                                                                      5,355,107

--------------------------------------------------------------------------------
ROAD & RAIL--1.2%
Amerco, Inc. 2                                        57,100          4,114,055
--------------------------------------------------------------------------------
Arkansas Best Corp. 2                                204,900          8,950,032
--------------------------------------------------------------------------------
Celadon
Group, Inc. 1,2                                       77,400          2,229,120
--------------------------------------------------------------------------------
Genesee & Wyoming,
Inc., Cl. A 1,2                                        8,500            319,175
--------------------------------------------------------------------------------
Laidlaw
International, Inc.                                  128,000          2,973,440
--------------------------------------------------------------------------------
Landstar System, Inc.                                 75,900          3,168,066
--------------------------------------------------------------------------------
Mullen Group
Income Fund                                           54,600          1,535,442
--------------------------------------------------------------------------------
Pacer
International, Inc.                                  315,900          8,232,354
--------------------------------------------------------------------------------
RailAmerica, Inc. 1,2                                 48,100            528,619
--------------------------------------------------------------------------------
SCS
Transportation, Inc. 1                                30,799            654,479
--------------------------------------------------------------------------------
Swift Transportation
Co., Inc. 1                                          180,500          3,664,150
--------------------------------------------------------------------------------
Universal Truckload
Services, Inc. 1                                      38,054            875,242
--------------------------------------------------------------------------------
USA Truck, Inc. 1,2                                   36,400          1,060,332
                                                                 ---------------
                                                                     38,304,506


                   32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Applied Industrial
Technologies, Inc.                                   222,700     $    7,502,763
--------------------------------------------------------------------------------
GATX Corp.                                            52,200          1,883,376
--------------------------------------------------------------------------------
MSC Industrial Direct
Co., Inc., Cl. A                                      46,100          1,854,142
--------------------------------------------------------------------------------
UAP Holding Corp.                                    154,133          3,147,396
--------------------------------------------------------------------------------
United Rentals, Inc. 1,2                             387,700          9,068,303
--------------------------------------------------------------------------------
WESCO
International, Inc. 1,2                              154,400          6,597,512
                                                                 ---------------
                                                                     30,053,492

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Interpool, Inc. 2                                      3,000             56,640
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.3%
ADC
Telecommunications,
Inc. 1,2                                             155,500          3,473,870
--------------------------------------------------------------------------------
ADTRAN, Inc.                                         182,000          5,412,680
--------------------------------------------------------------------------------
Anaren
Microwave, Inc. 1,2                                   25,200            393,876
--------------------------------------------------------------------------------
Andrew Corp. 1                                       140,200          1,504,346
--------------------------------------------------------------------------------
Arris Group, Inc. 1                                  261,100          2,472,617
--------------------------------------------------------------------------------
Avaya, Inc. 1                                        107,500          1,147,025
--------------------------------------------------------------------------------
Avocent Corp. 1                                      145,200          3,947,988
--------------------------------------------------------------------------------
Black Box Corp.                                       50,900          2,411,642
--------------------------------------------------------------------------------
Blue Coat
Systems, Inc. 1,2                                     14,200            649,224
--------------------------------------------------------------------------------
Brocade
Communications
Systems, Inc. 1                                    1,508,800          6,140,816
--------------------------------------------------------------------------------
Ciena Corp. 1                                      1,857,900          5,517,963
--------------------------------------------------------------------------------
CommScope, Inc. 1                                    400,000          8,052,000
--------------------------------------------------------------------------------
Comtech
Telecommunications
Corp. 1                                              102,550          3,131,877
--------------------------------------------------------------------------------
Digi
International, Inc. 1,2                              118,009          1,237,914

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Ditech
Communications
Corp. 1,2                                            173,200     $    1,446,220
--------------------------------------------------------------------------------
Echelon Corp. 1,2                                     13,000            101,790
--------------------------------------------------------------------------------
Emulex Corp. 1                                       510,200         10,096,858
--------------------------------------------------------------------------------
Extreme
Networks, Inc. 1,2                                   577,200          2,741,700
--------------------------------------------------------------------------------
Foundry
Networks, Inc. 1,2                                   404,100          5,580,621
--------------------------------------------------------------------------------
Harmonic, Inc. 1                                     270,000          1,309,500
--------------------------------------------------------------------------------
Inter-Tel, Inc. 2                                     27,300            534,261
--------------------------------------------------------------------------------
MasTec, Inc. 1,2                                     174,400          1,825,968
--------------------------------------------------------------------------------
Netgear, Inc. 1,2                                    323,000          6,217,750
--------------------------------------------------------------------------------
Packeteer, Inc. 1,2                                  283,400          2,202,018
--------------------------------------------------------------------------------
Performance
Technologies, Inc. 1                                  94,500            773,955
--------------------------------------------------------------------------------
Plantronics, Inc. 2                                   12,600            356,580
--------------------------------------------------------------------------------
Polycom, Inc. 1                                      605,000          9,256,500
--------------------------------------------------------------------------------
Powerwave
Technologies, Inc. 1,2                               246,800          3,102,276
--------------------------------------------------------------------------------
QLogic Corp. 1                                        80,100          2,604,051
--------------------------------------------------------------------------------
Redback
Networks, Inc. 1                                     379,100          5,330,146
--------------------------------------------------------------------------------
SafeNet, Inc. 1                                        2,200             70,884
--------------------------------------------------------------------------------
SpectraLink Corp.                                     23,500            278,945
--------------------------------------------------------------------------------
Superior Essex, Inc. 1                                 6,400            129,024
--------------------------------------------------------------------------------
Sycamore
Networks, Inc. 1,2                                   160,600            693,792
--------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                299,400          2,535,918
--------------------------------------------------------------------------------
Tekelec, Inc. 1                                      198,800          2,763,320
--------------------------------------------------------------------------------
Tellabs, Inc. 1                                      340,900          3,715,810
--------------------------------------------------------------------------------
Terayon
Communication
Systems, Inc. 1,2                                    369,700            854,007
--------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                      22,600            604,098
                                                                 ---------------
                                                                    110,619,830


                   33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.7%
Advanced Digital
Information Corp. 1                                  223,100     $    2,184,149
--------------------------------------------------------------------------------
Dot Hill
Systems Corp. 1,2                                     68,500            474,705
--------------------------------------------------------------------------------
Electronics for
Imaging, Inc. 1,2                                    137,400          3,656,214
--------------------------------------------------------------------------------
Imation Corp.                                        234,300         10,794,201
--------------------------------------------------------------------------------
Intergraph Corp. 1,2                                 193,400          9,633,254
--------------------------------------------------------------------------------
M-Systems Flash
Disk Pioneers Ltd. 1                                  96,800          3,206,016
--------------------------------------------------------------------------------
Maxtor Corp. 1                                       667,900          4,635,226
--------------------------------------------------------------------------------
NCR Corp. 1                                           35,200          1,194,688
--------------------------------------------------------------------------------
Palm, Inc. 1,2                                       326,000         10,366,800
--------------------------------------------------------------------------------
SimpleTech, Inc. 1                                    23,800             89,726
--------------------------------------------------------------------------------
Synaptics, Inc. 1                                     36,000            889,920
--------------------------------------------------------------------------------
Western
Digital Corp. 1                                      515,200          9,587,872
                                                                 ---------------
                                                                     56,712,771

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.3%
Aeroflex, Inc. 1                                      47,800            513,850
--------------------------------------------------------------------------------
Agilysys, Inc.                                       188,600          3,436,292
--------------------------------------------------------------------------------
Anixter
International, Inc. 2                                 55,500          2,171,160
--------------------------------------------------------------------------------
Arrow
Electronics, Inc. 1                                  144,300          4,621,929
--------------------------------------------------------------------------------
Avnet, Inc. 1                                        190,200          4,553,388
--------------------------------------------------------------------------------
Belden CDT, Inc. 2                                    82,500          2,015,475
--------------------------------------------------------------------------------
Bell
Microproducts,
Inc. 1,2                                             162,100          1,240,065
--------------------------------------------------------------------------------
Brightpoint, Inc. 1,2                                245,350          6,803,556
--------------------------------------------------------------------------------
CalAmp Corp. 1,2                                      15,800            165,742
--------------------------------------------------------------------------------
CDW Corp.                                             49,500          2,849,715
--------------------------------------------------------------------------------
Checkpoint
Systems, Inc. 1                                       84,800          2,090,320
--------------------------------------------------------------------------------
Coherent, Inc. 1                                     247,400          7,342,832
--------------------------------------------------------------------------------
CTS Corp. 2                                           26,100            288,666

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Electro Scientific
Industries, Inc. 1,2                                 168,900     $    4,078,935
--------------------------------------------------------------------------------
Fargo
Electronics, Inc. 1                                   87,600          1,686,300
--------------------------------------------------------------------------------
Hypercom Corp. 1                                     121,600            777,024
--------------------------------------------------------------------------------
Itron, Inc. 1,2                                       95,800          3,835,832
--------------------------------------------------------------------------------
Keithley
Instruments, Inc. 2                                   60,900            851,382
--------------------------------------------------------------------------------
Komag, Inc. 1,2                                      260,800          9,039,328
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                 78,100          4,311,120
--------------------------------------------------------------------------------
MTS Systems Corp. 2                                   78,100          2,705,384
--------------------------------------------------------------------------------
Multi-Fineline
Electronix, Inc. 1,2                                  22,600          1,088,642
--------------------------------------------------------------------------------
National
Instruments Corp. 2                                   82,200          2,634,510
--------------------------------------------------------------------------------
Newport Corp. 1                                       34,100            461,714
--------------------------------------------------------------------------------
Park Electrochemical
Corp.                                                132,400          3,439,752
--------------------------------------------------------------------------------
PC Connection, Inc. 1                                 47,000            252,860
--------------------------------------------------------------------------------
Plexus Corp. 1                                       382,600          8,700,324
--------------------------------------------------------------------------------
RadiSys Corp. 1,2                                    122,700          2,127,618
--------------------------------------------------------------------------------
Rofin-Sinar
Technologies, Inc. 1,2                                36,600          1,591,002
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                1,122,300          4,780,998
--------------------------------------------------------------------------------
ScanSource, Inc. 1,2                                   2,500            136,700
--------------------------------------------------------------------------------
Solectron Corp. 1                                  1,214,300          4,444,338
--------------------------------------------------------------------------------
SunPower
Corp., Cl. A 1,2                                      48,500          1,648,515
--------------------------------------------------------------------------------
SYNNEX Corp. 1                                         5,300             80,083
--------------------------------------------------------------------------------
Tech Data Corp. 1                                    121,700          4,829,056
--------------------------------------------------------------------------------
Technitrol, Inc.                                      13,200            225,720
--------------------------------------------------------------------------------
TTM
Technologies, Inc. 1,2                                 4,400             41,360
--------------------------------------------------------------------------------
UNOVA, Inc. 1,2                                      217,900          7,365,020
--------------------------------------------------------------------------------
Zygo Corp. 1,2                                       172,300          2,531,087
--------------------------------------------------------------------------------
                                                                    111,757,594


                   34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.0%
24/7 Real
Media, Inc. 1                                        196,800     $    1,444,512
--------------------------------------------------------------------------------
Akamai
Technologies, Inc. 1                                  71,700          1,428,981
--------------------------------------------------------------------------------
AsiaInfo
Holdings, Inc. 1,2                                   167,700            667,446
--------------------------------------------------------------------------------
Bankrate, Inc. 1,2                                    53,400          1,576,368
--------------------------------------------------------------------------------
Covansys Corp. 1                                      52,700            717,247
--------------------------------------------------------------------------------
CyberSource Corp. 1                                  103,391            682,381
--------------------------------------------------------------------------------
Digital Insight Corp. 1                              242,000          7,748,840
--------------------------------------------------------------------------------
Digital River, Inc. 1,2                              205,300          6,105,622
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                    838,000          9,310,180
--------------------------------------------------------------------------------
HomeStore.com,
Inc. 1,2                                             633,400          3,230,340
--------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                  284,600          7,348,372
--------------------------------------------------------------------------------
Internet Security
Systems, Inc. 1                                      385,600          8,078,320
--------------------------------------------------------------------------------
iPass, Inc. 1,2                                       35,800            234,848
--------------------------------------------------------------------------------
j2 Global
Communications,
Inc. 1                                                49,400          2,111,356
--------------------------------------------------------------------------------
Keynote
Systems, Inc. 1                                        8,400            107,940
--------------------------------------------------------------------------------
MicroStrategy,
Inc., Cl. A 1,2                                      119,000          9,846,060
--------------------------------------------------------------------------------
Online Resources &
Communications
Corp. 1,2                                             99,900          1,103,895
--------------------------------------------------------------------------------
Open Text Corp. 1,2                                   67,100            946,781
--------------------------------------------------------------------------------
Openwave
Systems, Inc. 1,2                                    149,400          2,610,018
--------------------------------------------------------------------------------
RealNetworks, Inc. 1                                 220,700          1,712,632
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1,2                              26,700            855,735
--------------------------------------------------------------------------------
Selectica, Inc. 1                                     10,600             30,210
--------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                  536,400          4,248,288
--------------------------------------------------------------------------------
United Online, Inc.                                  579,450          8,239,779
--------------------------------------------------------------------------------
ValueClick, Inc. 1,2                                 179,380          3,248,572
--------------------------------------------------------------------------------
Vignette Corp. 1                                     194,200          3,167,402
--------------------------------------------------------------------------------
WebEx
Communications,
Inc. 1,2                                              43,800            947,394

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
webMethods, Inc. 1                                   290,500     $    2,239,755
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                   163,400         10,725,576
                                                                 ---------------
                                                                    100,714,850

--------------------------------------------------------------------------------
IT SERVICES--2.7%
Acxiom Corp.                                         121,000          2,783,000
--------------------------------------------------------------------------------
Anteon International
Corp. 1                                                2,500            135,875
--------------------------------------------------------------------------------
Aquantive, Inc. 1,2                                   30,100            759,724
--------------------------------------------------------------------------------
BearingPoint, Inc. 1                                 433,100          3,404,166
--------------------------------------------------------------------------------
BISYS Group,
Inc. (The) 1                                         301,900          4,229,619
--------------------------------------------------------------------------------
CACI International,
Inc., Cl. A 1,2                                       64,000          3,672,320
--------------------------------------------------------------------------------
Ceridian Corp. 1                                     190,800          4,741,380
--------------------------------------------------------------------------------
CheckFree Corp. 1                                     70,600          3,240,540
--------------------------------------------------------------------------------
CIBER, Inc. 1,2                                      186,600          1,231,560
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1,2                              452,000         10,088,640
--------------------------------------------------------------------------------
Forrester
Research, Inc. 1                                      65,500          1,228,125
--------------------------------------------------------------------------------
Gevity HR, Inc.                                       18,100            465,532
--------------------------------------------------------------------------------
Global
Payments, Inc.                                        69,800          3,253,378
--------------------------------------------------------------------------------
infoUSA, Inc. 2                                      222,368          2,430,482
--------------------------------------------------------------------------------
Intrado, Inc. 1,2                                    156,600          3,604,932
--------------------------------------------------------------------------------
Keane, Inc. 1,2                                      142,400          1,567,824
--------------------------------------------------------------------------------
Lawson
Software, Inc. 1,2                                   657,400          4,831,890
--------------------------------------------------------------------------------
Manhattan
Associates, Inc. 1                                   104,000          2,129,920
--------------------------------------------------------------------------------
ManTech
International Corp. 1,2                               91,000          2,535,260
--------------------------------------------------------------------------------
Maximus, Inc. 2                                      175,200          6,428,088
--------------------------------------------------------------------------------
MoneyGram
International, Inc.                                   43,800          1,142,304
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                    589,600          8,059,832
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                        29,500          1,294,165
--------------------------------------------------------------------------------
Perot Systems
Corp., Cl. A 1,2                                     320,100          4,526,214


                   35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
Sabre
Holdings Corp.                                       204,400     $    4,928,084
--------------------------------------------------------------------------------
SI International, Inc. 1                              13,500            412,695
--------------------------------------------------------------------------------
Startek, Inc. 2                                       17,600            316,800
--------------------------------------------------------------------------------
Sykes
Enterprises, Inc. 1                                  216,100          2,889,257
--------------------------------------------------------------------------------
TNS, Inc. 1                                           28,500            546,630
--------------------------------------------------------------------------------
Total System
Services, Inc.                                        24,100            476,939
--------------------------------------------------------------------------------
Tyler
Technologies, Inc. 1,2                                 7,700             67,606
--------------------------------------------------------------------------------
Unisys Corp. 1                                       164,600            959,618
--------------------------------------------------------------------------------
VeriFone
Holdings, Inc. 1                                      56,000          1,416,800
                                                                 ---------------
                                                                     89,799,199

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.3%
02Micro
International Ltd.,
ADR 1                                                 28,000            285,040
--------------------------------------------------------------------------------
ADE Corp. 1,2                                        163,100          3,924,186
--------------------------------------------------------------------------------
Advanced Energy
Industries, Inc. 1,2                                 273,300          3,233,139
--------------------------------------------------------------------------------
Asyst
Technologies, Inc. 1,2                                30,300            173,316
--------------------------------------------------------------------------------
ATMI, Inc. 1,2                                        96,900          2,710,293
--------------------------------------------------------------------------------
Axcelis Technologies,
Inc. 1                                               544,200          2,595,834
--------------------------------------------------------------------------------
Brooks
Automation, Inc. 1,2                                 217,405          2,724,085
--------------------------------------------------------------------------------
Cirrus Logic, Inc. 1,2                               417,300          2,787,564
--------------------------------------------------------------------------------
Cohu, Inc. 2                                         154,500          3,533,415
--------------------------------------------------------------------------------
Conexant
Systems, Inc. 1                                    1,238,300          2,798,558
--------------------------------------------------------------------------------
Cymer, Inc. 1                                        307,000         10,901,570
--------------------------------------------------------------------------------
Diodes, Inc. 1,2                                      84,306          2,617,701
--------------------------------------------------------------------------------
EMCORE Corp. 1,2                                      70,800            525,336
--------------------------------------------------------------------------------
Entegris, Inc. 1                                     416,410          3,922,582
--------------------------------------------------------------------------------
Exar Corp. 1                                          45,597            570,874

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Fairchild
Semiconductor
International,
Inc., Cl. A 1                                        260,300     $    4,401,673
--------------------------------------------------------------------------------
FEI Co. 1,2                                           48,600            931,662
--------------------------------------------------------------------------------
Freescale
Semiconductor,
Inc., Cl. A 1                                         14,200            357,698
--------------------------------------------------------------------------------
Genesis
Microchip, Inc. 1,2                                  299,100          5,410,719
--------------------------------------------------------------------------------
Hittite
Microwave Corp. 1                                     53,400          1,235,676
--------------------------------------------------------------------------------
Ikanos
Communications,
Inc. 1                                               126,000          1,857,240
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                216,100          5,376,568
--------------------------------------------------------------------------------
Intevac, Inc. 1,2                                     45,800            604,560
--------------------------------------------------------------------------------
IXYS Corp. 1                                          85,700          1,001,833
--------------------------------------------------------------------------------
Kopin Corp. 1,2                                      496,100          2,654,135
--------------------------------------------------------------------------------
Kulicke & Soffa
Industries, Inc. 1,2                                 319,800          2,827,032
--------------------------------------------------------------------------------
Lam Research Corp. 1                                 128,000          4,567,040
--------------------------------------------------------------------------------
Lattice
Semiconductor
Corp. 1                                              127,400            550,368
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                    527,500          4,220,000
--------------------------------------------------------------------------------
LTX Corp. 1                                          109,300            491,850
--------------------------------------------------------------------------------
Mattson
Technology, Inc. 1                                    88,300            888,298
--------------------------------------------------------------------------------
Micrel, Inc. 1                                       696,200          8,075,920
--------------------------------------------------------------------------------
Microsemi Corp. 1,2                                  330,900          9,152,694
--------------------------------------------------------------------------------
Microtune, Inc. 1,2                                   57,600            240,192
--------------------------------------------------------------------------------
MIPS Technologies,
Inc., Cl. A 1,2                                      191,500          1,087,720
--------------------------------------------------------------------------------
MKS
Instruments, Inc. 1                                  123,400          2,207,626
--------------------------------------------------------------------------------
Netlogic
Microsystems, Inc. 1,2                               108,600          2,958,264
--------------------------------------------------------------------------------
Novellus
Systems, Inc. 1                                      177,500          4,281,300


                   36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
NVIDIA Corp. 1                                       118,600     $    4,336,016
--------------------------------------------------------------------------------
OmniVision
Technologies, Inc. 1,2                               440,800          8,798,368
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1,2                                          1,035,900          5,728,527
--------------------------------------------------------------------------------
PDF Solutions, Inc. 1,2                              131,500          2,136,875
--------------------------------------------------------------------------------
Photronics, Inc. 1,2                                 408,800          6,156,528
--------------------------------------------------------------------------------
PortalPlayer, Inc. 1,2                                88,300          2,500,656
--------------------------------------------------------------------------------
Power
Integrations, Inc. 1,2                                35,300            840,493
--------------------------------------------------------------------------------
Sigmatel, Inc. 1,2                                   169,800          2,224,380
--------------------------------------------------------------------------------
Silicon Image, Inc. 1                                423,600          3,833,580
--------------------------------------------------------------------------------
Silicon
Laboratories, Inc. 1                                 176,500          6,470,490
--------------------------------------------------------------------------------
SiRF Technology
Holdings, Inc. 1,2                                    25,200            750,960
--------------------------------------------------------------------------------
Skyworks
Solutions, Inc. 1,2                                  597,800          3,042,802
--------------------------------------------------------------------------------
Supertex, Inc. 1,2                                    66,400          2,938,200
--------------------------------------------------------------------------------
Trident
Microsystems, Inc. 1,2                                71,200          1,281,600
--------------------------------------------------------------------------------
TriQuint
Semiconductor, Inc. 1                                739,700          3,291,665
--------------------------------------------------------------------------------
Ultra Clean
Holdings, Inc. 1                                      13,000             93,730
--------------------------------------------------------------------------------
Varian Semiconductor
Equipment
Associates, Inc. 1,2                                 154,100          6,769,613
--------------------------------------------------------------------------------
Veeco
Instruments, Inc. 1,2                                 73,200          1,268,556
--------------------------------------------------------------------------------
Zoran Corp. 1                                        292,300          4,738,183
                                                                 ---------------
                                                                    175,884,783

--------------------------------------------------------------------------------
SOFTWARE--5.8%
Activision, Inc. 1                                   156,500          2,150,310
--------------------------------------------------------------------------------
Advent
Software, Inc. 1                                      94,000          2,717,540
--------------------------------------------------------------------------------
Altiris, Inc. 1,2                                    101,300          1,710,957
--------------------------------------------------------------------------------
Ansoft Corp. 1                                        84,773          2,886,521
--------------------------------------------------------------------------------
Ansys, Inc. 1,2                                      141,700          6,049,173

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Aspen
Technology, Inc. 1,2                                 256,500     $    2,013,525
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                  478,400          4,496,960
--------------------------------------------------------------------------------
Blackbaud, Inc.                                      225,324          3,848,534
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                 243,800          4,995,462
--------------------------------------------------------------------------------
Borland
Software Corp. 1                                      87,700            572,681
--------------------------------------------------------------------------------
Bottomline
Technologies, Inc. 1,2                               177,300          1,953,846
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                      310,000          5,245,200
--------------------------------------------------------------------------------
Captiva
Software Corp. 1                                      48,600          1,081,350
--------------------------------------------------------------------------------
Catapult
Communications
Corp. 1,2                                             85,400          1,263,066
--------------------------------------------------------------------------------
CCC Information
Services Group, Inc. 1                                50,000          1,311,000
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                               157,000          4,518,460
--------------------------------------------------------------------------------
Cognos, Inc. 1                                        10,100            350,571
--------------------------------------------------------------------------------
Compuware Corp. 1                                    527,100          4,728,087
--------------------------------------------------------------------------------
Concur
Technologies, Inc. 1,2                                41,000            528,490
--------------------------------------------------------------------------------
Entrust
Technologies, Inc. 1,2                               318,200          1,540,088
--------------------------------------------------------------------------------
Epicor
Software Corp. 1                                     163,400          2,308,842
--------------------------------------------------------------------------------
EPIQ Systems, Inc. 1,2                                68,000          1,260,720
--------------------------------------------------------------------------------
ePlus, inc. 1                                         12,200            168,750
--------------------------------------------------------------------------------
Fair Isaac Corp.                                      97,900          4,324,243
--------------------------------------------------------------------------------
FileNet Corp. 1,2                                    323,000          8,349,550
--------------------------------------------------------------------------------
Hyperion
Solutions Corp. 1                                    140,250          5,023,755
--------------------------------------------------------------------------------
Informatica Corp. 1                                  540,500          6,486,000
--------------------------------------------------------------------------------
InterVideo, Inc. 1,2                                  31,800            335,490
--------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1,2                           168,800          1,343,648
--------------------------------------------------------------------------------
JDA Software
Group, Inc. 1                                        209,700          3,566,997
--------------------------------------------------------------------------------
Macrovision Corp. 1                                  113,800          1,903,874
--------------------------------------------------------------------------------
Magma Design
Automation, Inc. 1,2                                 128,000          1,076,480


                   37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
MapInfo Corp. 1,2                                     21,900     $      276,159
--------------------------------------------------------------------------------
McAfee, Inc. 1                                       205,400          5,572,502
--------------------------------------------------------------------------------
Micromuse, Inc. 1                                    476,700          4,714,563
--------------------------------------------------------------------------------
MICROS
Systems, Inc. 1                                       48,500          2,343,520
--------------------------------------------------------------------------------
MRO
Software, Inc. 1,2                                   176,000          2,471,040
--------------------------------------------------------------------------------
MSC
Software Corp. 1,2                                   100,200          1,703,400
--------------------------------------------------------------------------------
Net 1 UEPS
Technologies, Inc. 1                                  22,900            660,665
--------------------------------------------------------------------------------
NetIQ Corp. 1,2                                       69,000            848,010
--------------------------------------------------------------------------------
Novell, Inc. 1,2                                     575,200          5,079,016
--------------------------------------------------------------------------------
Nuance
Communications,
Inc. 1,2                                              54,300            414,309
--------------------------------------------------------------------------------
Parametric
Technology Corp. 1                                 1,680,000         10,248,000
--------------------------------------------------------------------------------
Progress
Software Corp. 1                                     170,800          4,847,304
--------------------------------------------------------------------------------
Quest Software, Inc. 1                               130,400          1,902,536
--------------------------------------------------------------------------------
Radiant
Systems, Inc. 1,2                                    147,600          1,794,816
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                      203,800          5,551,512
--------------------------------------------------------------------------------
Reynolds & Reynolds
Co., Cl. A                                           150,300          4,218,921
--------------------------------------------------------------------------------
RSA Security, Inc. 1,2                               388,200          4,359,486
--------------------------------------------------------------------------------
SERENA
Software, Inc. 1,2                                   165,400          3,876,976
--------------------------------------------------------------------------------
SPSS, Inc. 1,2                                        53,300          1,648,569
--------------------------------------------------------------------------------
Sybase, Inc. 1                                       217,900          4,763,294
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                     331,600          6,651,896
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1,2                                   375,900          6,653,430
--------------------------------------------------------------------------------
THQ, Inc. 1,2                                        157,600          3,758,760
--------------------------------------------------------------------------------
TIBCO
Software, Inc. 1                                     213,400          1,594,098
--------------------------------------------------------------------------------
Transaction Systems
Architects,
Inc., Cl. A 1                                        332,231          9,564,930

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Ultimate Software
Group, Inc. (The) 1,2                                 47,900     $      913,453
--------------------------------------------------------------------------------
Verint Systems, Inc. 1,2                              38,600          1,330,542
--------------------------------------------------------------------------------
Wind River
Systems, Inc. 1                                      331,700          4,899,209
--------------------------------------------------------------------------------
Witness
Systems, Inc. 1,2                                     32,600            641,242
                                                                 ---------------
                                                                    193,412,328

--------------------------------------------------------------------------------
MATERIALS--5.3%
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Agrium, Inc. 2                                       235,700          5,183,043
--------------------------------------------------------------------------------
Celanese Corp.
Series A                                              15,000            286,800
--------------------------------------------------------------------------------
Compass Minerals
International, Inc. 2                                 77,200          1,894,488
--------------------------------------------------------------------------------
Engelhard Corp.                                       17,600            530,640
--------------------------------------------------------------------------------
Ferro Corp.                                           32,000            600,320
--------------------------------------------------------------------------------
FMC Corp. 1                                          108,000          5,742,360
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                    197,400          6,330,618
--------------------------------------------------------------------------------
Headwaters, Inc. 1,2                                 107,900          3,823,976
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                  37,400          1,624,282
--------------------------------------------------------------------------------
MacDermid, Inc.                                        9,100            253,890
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 1,2                                79,400          2,379,618
--------------------------------------------------------------------------------
PolyOne Corp. 1                                      232,800          1,496,904
--------------------------------------------------------------------------------
Rockwood
Holdings, Inc. 1                                      14,300            282,139
--------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                  7,000            150,640
--------------------------------------------------------------------------------
Scotts Miracle-Gro
Co. (The), Cl. A                                      81,200          3,673,488
--------------------------------------------------------------------------------
Stepan Co.                                            16,300            438,307
--------------------------------------------------------------------------------
Tronox, Inc., Cl. A 1                                288,600          3,772,002
--------------------------------------------------------------------------------
Valhi, Inc. 2                                          4,100             75,850
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                 136,200          1,280,280
--------------------------------------------------------------------------------
Wellman, Inc. 2                                        4,700             31,866
--------------------------------------------------------------------------------
Westlake
Chemical Corp. 2                                      89,500          2,578,495
                                                                 ---------------
                                                                     42,430,006


                   38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Eagle Materials, Inc. 2                                4,700     $      575,092
--------------------------------------------------------------------------------
Eagle Materials,
Inc., Cl. B                                            1,300            153,101
--------------------------------------------------------------------------------
Texas Industries, Inc. 2                             131,300          6,543,992
--------------------------------------------------------------------------------
U.S. Concrete, Inc.                                   15,400            145,992
                                                                 ---------------
                                                                      7,418,177

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
AptarGroup, Inc.                                      12,300            642,060
--------------------------------------------------------------------------------
Caraustar
Industries, Inc. 2                                   116,800          1,014,992
--------------------------------------------------------------------------------
Crown
Holdings, Inc. 1                                     187,400          3,659,922
--------------------------------------------------------------------------------
Greif, Inc., Cl. A                                   116,700          7,734,876
--------------------------------------------------------------------------------
Longview Fibre Co.                                   135,800          2,825,998
--------------------------------------------------------------------------------
Myers
Industries, Inc. 2                                     9,500            138,510
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                               160,000          3,366,400
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                86,500          1,180,725
--------------------------------------------------------------------------------
Sealed Air Corp. 1                                    83,600          4,695,812
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                235,600          8,509,872
--------------------------------------------------------------------------------
Temple-Inland, Inc.                                   23,900          1,071,915
                                                                 ---------------
                                                                     34,841,082

--------------------------------------------------------------------------------
METALS & MINING--2.6%
AK Steel
Holding Corp. 1,2                                  1,031,500          8,200,425
--------------------------------------------------------------------------------
Aleris
International, Inc. 1,2                              115,800          3,733,392
--------------------------------------------------------------------------------
Allegheny
Technologies, Inc.                                    43,200          1,558,656
--------------------------------------------------------------------------------
Amerigo
Resources Ltd.                                       779,600          1,569,327
--------------------------------------------------------------------------------
Brush Engineered
Materials, Inc. 1                                      7,100            112,890
--------------------------------------------------------------------------------
Carpenter
Technology Corp. 2                                   159,600         11,247,012
--------------------------------------------------------------------------------
Castle
(A.M.) & Co. 1,2                                      44,100            963,144

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Century
Aluminum Co. 2                                       136,300     $    3,572,423
--------------------------------------------------------------------------------
Chaparral Steel Co. 1                                    200              6,050
--------------------------------------------------------------------------------
Commercial
Metals Co.                                            92,900          3,487,466
--------------------------------------------------------------------------------
Desert Sun
Mining Corp. 1                                       184,300            453,437
--------------------------------------------------------------------------------
Dynatec Corp. 1                                    1,276,100          1,328,299
--------------------------------------------------------------------------------
FNX
Mining Co., Inc. 1                                    36,900            431,391
--------------------------------------------------------------------------------
Goldcorp, Inc.                                        27,575            614,386
--------------------------------------------------------------------------------
HudBay
Minerals, Inc. 1                                     323,900          1,641,164
--------------------------------------------------------------------------------
Inmet Mining Corp.                                   111,200          2,821,971
--------------------------------------------------------------------------------
LionOre Mining
International Ltd. 1                                 300,700          1,280,455
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                 23,700            519,486
--------------------------------------------------------------------------------
Metal
Management, Inc. 2                                   133,500          3,105,210
--------------------------------------------------------------------------------
Olympic Steel, Inc. 1                                 10,100            250,985
--------------------------------------------------------------------------------
Quanex Corp. 2                                       175,350          8,762,240
--------------------------------------------------------------------------------
Reliance Steel &
Aluminum Co. 2                                       180,000         11,001,600
--------------------------------------------------------------------------------
Ryerson Tull, Inc. 2                                 151,900          3,694,208
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                               222,200          7,890,322
--------------------------------------------------------------------------------
Steel
Technologies, Inc. 2                                  25,100            702,549
--------------------------------------------------------------------------------
Stillwater
Mining Co. 1,2                                       178,500          2,065,245
--------------------------------------------------------------------------------
United States
Steel Corp.                                           38,700          1,860,309
--------------------------------------------------------------------------------
Worthington
Industries, Inc. 2                                   137,200          2,635,612
                                                                 ---------------
                                                                     85,509,654

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Bowater, Inc. 2                                       64,500          1,981,440
--------------------------------------------------------------------------------
Buckeye
Technologies, Inc. 1                                 103,600            833,980
--------------------------------------------------------------------------------
Louisiana-
Pacific Corp.                                         98,600          2,708,542
                                                                 ---------------
                                                                      5,523,962


                   39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Alaska
Communications
Systems Group, Inc. 2                                231,100     $    2,347,976
--------------------------------------------------------------------------------
AXXENT, Inc. 1,4                                     100,000                 --
--------------------------------------------------------------------------------
Broadwing Corp. 1,2                                  206,100          1,246,905
--------------------------------------------------------------------------------
CenturyTel, Inc.                                      67,200          2,228,352
--------------------------------------------------------------------------------
Citizens
Communications
Co.                                                  100,400          1,227,892
--------------------------------------------------------------------------------
Commonwealth
Telephone
Enterprises, Inc.                                     44,500          1,502,765
--------------------------------------------------------------------------------
CT Communications,
Inc.                                                  26,700            324,138
--------------------------------------------------------------------------------
FairPoint
Communications,
Inc.                                                 121,500          1,258,740
--------------------------------------------------------------------------------
Golden Telecom, Inc.                                  23,100            599,676
--------------------------------------------------------------------------------
Iowa
Telecommunications
Services, Inc.                                        45,500            704,795
--------------------------------------------------------------------------------
North Pittsburgh
Systems, Inc. 2                                       53,100          1,001,997
--------------------------------------------------------------------------------
Shenandoah
Telecommunications
Co. 2                                                    500             19,920
--------------------------------------------------------------------------------
Talk America
Holdings, Inc. 1                                     179,400          1,548,222
--------------------------------------------------------------------------------
Time Warner
Telecom, Inc., Cl. A 1,2                             156,400          1,540,540
--------------------------------------------------------------------------------
Valor
Communications
Group, Inc. 2                                            700              7,980
                                                                 ---------------
                                                                     15,559,898

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Centennial
Communications
Corp. 2                                              166,200          2,579,424
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                              700,000          2,457,000

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Dobson
Communications
Corp., Cl. A 1,2                                     879,300     $    6,594,750
--------------------------------------------------------------------------------
Linktone Ltd., ADR 1                                  31,800            330,720
--------------------------------------------------------------------------------
SBA Communications
Corp. 1,2                                            314,500          5,629,550
--------------------------------------------------------------------------------
Syniverse
Holdings, Inc. 1,2                                    24,100            503,690
--------------------------------------------------------------------------------
UbiquiTel, Inc. 2                                    588,500          5,820,265
--------------------------------------------------------------------------------
Wireless
Facilities, Inc. 1,2                                  29,900            152,490
                                                                 ---------------
                                                                     24,067,889

--------------------------------------------------------------------------------
UTILITIES--1.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
ALLETE, Inc. 2                                        20,600            906,400
--------------------------------------------------------------------------------
Aquila, Inc. 1                                       172,300            620,280
--------------------------------------------------------------------------------
Black Hills Corp.                                     16,200            560,682
--------------------------------------------------------------------------------
Canadian Hydro
Developers, Inc. 1                                   406,000          2,036,199
--------------------------------------------------------------------------------
CenterPoint
Energy, Inc. 2                                        58,000            745,300
--------------------------------------------------------------------------------
CH Energy
Group, Inc. 2                                         63,800          2,928,420
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                   104,400          1,514,844
--------------------------------------------------------------------------------
DPL, Inc.                                             68,200          1,773,882
--------------------------------------------------------------------------------
Green Mountain
Power Corp.                                            8,200            235,914
--------------------------------------------------------------------------------
Ormat
Technologies, Inc. 2                                 195,400          5,107,756
--------------------------------------------------------------------------------
Pinnacle West
Capital Corp.                                         32,100          1,327,335
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                82,100            847,272
                                                                 ---------------
                                                                     18,604,284

--------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Chesapeake
Utilities Corp. 2                                      1,700             52,360
--------------------------------------------------------------------------------
ONEOK, Inc.                                           43,100          1,147,753


                   40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES Continued
Peoples
Energy Corp. 2                                        15,700     $      550,599
--------------------------------------------------------------------------------
Southwest
Gas Corp.                                             48,000          1,267,200
--------------------------------------------------------------------------------
UGI Corp.                                             49,400          1,017,640
--------------------------------------------------------------------------------
WGL
Holdings, Inc. 2                                      59,200          1,779,552
                                                                 ---------------
                                                                      5,815,104
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Avista Corp. 2                                       149,800          2,652,958
--------------------------------------------------------------------------------
Dynegy, Inc. 1,2                                     350,100          1,694,484
--------------------------------------------------------------------------------
Energy East Corp.                                    106,800          2,435,040
--------------------------------------------------------------------------------
Sierra
Pacific Resources 1                                  443,700          5,785,848
                                                                 ---------------
                                                                     12,568,330
                                                                 ---------------
Total Common Stocks
(Cost $2,749,295,296)                                             3,309,214,241

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Simon Property
Group, Inc., 6% Cv.,
Non-Vtg
(Cost $93,140)                                         1,740            111,875

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
--------------------------------------------------------------------------------
Chamaelo
Exploration Ltd.
Rts., Exp. 1/16/06 1,3                               539,700          3,424,895
--------------------------------------------------------------------------------
Redstar Oil & Gas,
Inc. Wts., Exp
3/15/05 1,4                                          364,045            860,107
                                                                 ---------------
Total Rights,
Warrants and
Certificates
(Cost $3,971,972)                                                     4,285,002

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
--------------------------------------------------------------------------------
Mueller Industries,
Inc., 6% Sub. Nts.,
11/1/14 2,4
(Cost $655,000)                                  $   655,000     $      632,075

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.5%
--------------------------------------------------------------------------------
Undivided interest of 3.53% in joint
repurchase agreement (Principal Amount/
Value $1,414,200,000, with a maturity value
of $1,414,844,247) with UBS Warburg LLC,
4.10%, dated 12/30/05, to be repurchased
at $49,882,714 on 1/3/06, collateralized by
Federal Home Loan Mortgage Corp., 5%,
1/1/35, with a value of $157,513,104 and
Federal National Mortgage Assn.,
5%--5.50%, 3/1/34--10/1/35, with
a value of $1,301,420,187
(Cost $49,860,000)                                49,860,000         49,860,000
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with
Cash Collateral from
Securities Loaned)
(Cost $2,803,875,408)                                             3,364,103,193

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--23.3%
ASSET BACKED FLOATING NOTE--2.2%
Ameriquest
Mortgage Securities,
Inc., Series 2005-
R10, Cl. A2A, 4.46%,
1/25/06 5                                         14,846,328         14,846,328
--------------------------------------------------------------------------------
Countrywide Asset-
Backed Certificates,
4.49%, 1/25/06 5                                   5,000,000          5,000,000
--------------------------------------------------------------------------------
GE-WMC Mortgage
Securities LLC,
Series 2005-2, Cl.A2A,
4.47%, 1/25/06 5                                   3,000,000          3,000,000
--------------------------------------------------------------------------------
GSAA Home Equity
Trust, Series 2005-15,
Cl. 2A1, 4.47%,
1/25/06 5                                          5,000,000          5,000,000


                   41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE Continued
Structured Asset
Investment Loan Trust,
Series 2005-11,
Cl. A4, 4.47%,
1/25/06 5                                        $ 7,002,607     $    7,002,607
--------------------------------------------------------------------------------
Trust Money Market
Securities, Series A-2,
4.44%, 1/17/06 5                                   7,000,000          7,000,000
--------------------------------------------------------------------------------
Whitehawk CDO
Funding Corp.,
4.56%, 3/15/06 5                                  30,000,000         30,000,000
                                                                 ---------------
                                                                     71,848,935

--------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--1.6%
National City Bank
Cleveland, 4.36%,
1/3/06 5                                          11,997,677         11,997,677
--------------------------------------------------------------------------------
U.S. Bank NA, 4.38%,
1/30/06 5                                         17,993,301         17,993,301
--------------------------------------------------------------------------------
World Savings Bank
FSB, 4.37%, 1/23/06 5                             25,000,000         25,000,000
                                                                 ---------------
                                                                     54,990,978

--------------------------------------------------------------------------------
DOMESTIC FLOATING CERTIFICATE OF DEPOSIT--0.1%
Washington Mutual
Bank, 4.36%, 1/20/06 5                             3,499,911          3,499,911
--------------------------------------------------------------------------------
EURODOLLAR FIXED CERTIFICATE OF DEPOSIT--0.6%
Credit Agricole SA
London, 4.19%,
1/24/06 5                                         10,002,567         10,002,567
--------------------------------------------------------------------------------
Monte De Pasch
London, 4.21%,
1/30/06 5                                         10,000,000         10,000,000
                                                                 ---------------
                                                                     20,002,567

--------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--1.0%
Protective Life
Insurance Co., 4.28%,
1/26/06 5                                         15,000,000         15,000,000
--------------------------------------------------------------------------------
Protective Life
Insurance Co., 4.36%,
1/30/06 5                                         18,000,000         18,000,000
                                                                 ---------------
                                                                     33,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.7%
Undivided interest of 16.67% in joint
repurchase agreement (Principal
Amount/Value $300,000,000, with a
maturity value of $300,143,333) with
CDC Financial Products, Inc., 4.30%,
dated 12/30/05, to be repurchased at
$50,023,889 on 1/3/06, collateralized
by AAA Asset-Backed Securities,
0%, 7/20/06--10/25/35,
with a value of
$315,150,500 5                                   $50,000,000     $   50,000,000
--------------------------------------------------------------------------------
Undivided interest of 3.40% in joint
repurchase agreement (Principal
Amount/Value $3,150,000,000, with a
maturity value of $3,151,501,500) with
Nomura Securities, 4.29%, dated
12/30/05, to be repurchased at
$107,296,585 on 1/3/06, collateralized
by U.S. Agency Mortgages,
3.34%--9.50%, 6/1/08--5/1/38,
with a value of
$3,213,000,000 5                                 107,245,465        107,245,465
                                                                 ---------------
                                                                    157,245,465

--------------------------------------------------------------------------------
MASTER FLOATING NOTE--3.6%
Bear Stearns, 4.37%,
1/3/06 5                                          17,000,000         17,000,000
--------------------------------------------------------------------------------
CDC Financial
Products, Inc., 4.35%,
1/3/06 5                                          30,000,000         30,000,000
--------------------------------------------------------------------------------
Citigroup Global
Markets, Inc., 4.32%,
1/3/06 5                                          35,000,000         35,000,000
--------------------------------------------------------------------------------
Merrill Lynch
Mortgage Capital,
4.35%, 1/3/06 5                                   24,500,000         24,500,000
--------------------------------------------------------------------------------
Morgan Stanley,
4.43%, 1/3/06 5                                   15,000,000         15,000,000
                                                                 ---------------
                                                                    121,500,000

--------------------------------------------------------------------------------
MEDIUM-TERM FIXED NOTE--0.8%
Countrywide
Financial Corp.,
4.37%, 1/31/06 5                                  25,093,437         25,093,437


                   42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--7.1%
American Express
Credit Corp., 4.40%,
1/17/06 5                                        $26,771,795     $   26,771,795
--------------------------------------------------------------------------------
American Honda
Finance Corp., 4.16%,
1/18/06 5                                         25,000,000         25,000,000
--------------------------------------------------------------------------------
American Honda
Finance Corp., 4.46%,
3/8/06 5                                          25,000,000         25,000,000
--------------------------------------------------------------------------------
Countrywide
Financial Corp., 4.59%,
3/21/06 5                                         11,999,299         11,999,299
--------------------------------------------------------------------------------
Fifth Third Bancorp.,
4.35%, 1/23/06 5                                   2,000,000          2,000,000
--------------------------------------------------------------------------------
General Electric
Capital Corp., 4.38%,
1/3/06 5                                          15,013,638         15,013,638
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc., 4.41%,
1/3/06 5                                           5,000,000          5,000,000
--------------------------------------------------------------------------------
Islandsbanki HF Corp.,
4.42%, 1/23/06 5                                  10,000,000         10,000,000
--------------------------------------------------------------------------------
Landsbanki Island,
4.45%, 1/17/06 5                                  26,000,000         26,000,000
--------------------------------------------------------------------------------
Morgan Stanley,
4.33%, 1/3/06 5                                   22,000,000         22,000,000
--------------------------------------------------------------------------------
Sedna Finance, Inc.,
4.34%, 1/3/06 5                                   34,996,465         34,996,465
--------------------------------------------------------------------------------
Tango Finance Corp.,
4.34%, 1/3/06 5                                   14,999,250         14,999,250
--------------------------------------------------------------------------------
Tango Finance Corp.,
4.36%, 1/25/06 5                                  20,000,816         20,000,816
--------------------------------------------------------------------------------
                                                                    238,781,263
--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--1.6%
Credit Suisse First
Boston NY, 4.37%,
1/30/06 5                                         25,000,000         25,000,000
--------------------------------------------------------------------------------
Natexis Banques
Populaires NY, 4.38%,
1/17/06 5                                         27,991,942         27,991,942
                                                                 ---------------
                                                                     52,991,942

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned
(Cost $778,954,498)                                              $  778,954,498

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $3,582,829,906)                                  123.8%     4,143,057,691
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                        (23.8)      (796,382,480)
                                                 -------------------------------
NET ASSETS                                             100.0%    $3,346,675,211
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of Notes to Financial
Statements.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,031,674 or 0.15% of the Fund's net assets as of December 31, 2005.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $3,193,443, which represents 0.10% of the Fund's net assets, of which $1,701,261 is considered restricted. See Note 6 of Notes to Financial Statements.

5. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2005
-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $757,506,775)
(cost $3,582,829,906)--see accompanying statement of investments                  $4,143,057,691
-------------------------------------------------------------------------------------------------
Cash                                                                                   1,539,854
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                       7,641,804
Shares of beneficial interest sold                                                     3,974,332
Interest and dividends                                                                 2,119,137
Other                                                                                     29,466
                                                                                  ---------------
Total assets                                                                       4,158,362,284

-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                           778,954,498
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                 25,315,600
Shares of beneficial interest redeemed                                                 4,350,761
Distribution and service plan fees                                                     1,834,876
Transfer and shareholder servicing agent fees                                            712,191
Shareholder communications                                                               365,125
Trustees' compensation                                                                    38,523
Other                                                                                    115,499
                                                                                  ---------------
Total liabilities                                                                    811,687,073

-------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $3,346,675,211
                                                                                  ===============

-------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                        $      164,745
-------------------------------------------------------------------------------------------------
Additional paid-in capital                                                         2,702,514,974
-------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                       (5,212,770)
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions        88,980,342
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                        560,227,920
                                                                                  ---------------
NET ASSETS                                                                        $3,346,675,211
                                                                                  ===============


                   44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,868,260,388 and 90,559,617 shares of beneficial interest outstanding)                $20.63
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                $21.89
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $501,759,888
and 25,766,738 shares of beneficial interest outstanding)                               $19.47
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $525,243,150
and 26,890,270 shares of beneficial interest outstanding)                               $19.53
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $153,325,546
and 7,555,790 shares of beneficial interest outstanding)                                $20.29
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $298,086,239 and 13,972,532 shares of beneficial interest outstanding)    $21.33

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $118,688)           $ 14,746,035
--------------------------------------------------------------------------------
Portfolio lending fees                                                1,287,108
--------------------------------------------------------------------------------
Interest                                                                812,807
--------------------------------------------------------------------------------
Other income                                                             63,068
                                                                   -------------
Total investment income                                              16,909,018

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       9,889,437
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,145,127
Class B                                                               2,550,953
Class C                                                               2,524,018
Class N                                                                 363,970
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,351,901
Class B                                                                 722,883
Class C                                                                 580,856
Class N                                                                 273,527
Class Y                                                                  37,450
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 154,728
Class B                                                                  95,026
Class C                                                                  56,242
Class N                                                                   6,201
Class Y                                                                      36
--------------------------------------------------------------------------------
Trustees' compensation                                                   23,376
--------------------------------------------------------------------------------
Custodian fees and expenses                                              18,527
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   119,183
--------------------------------------------------------------------------------
Total expenses                                                       21,914,191
Less reduction to custodian expenses                                     (3,720)
Less waivers and reimbursements of expenses                             (18,066)
                                                                   -------------
Net expenses                                                         21,892,405

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (4,983,387)


                   46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                $213,317,002
Foreign currency transactions                                                   911,285
                                                                           -------------
Net realized gain                                                           214,228,287
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                  66,930,040
Translation of assets and liabilities denominated in foreign currencies       1,235,229
                                                                           -------------
Net change in unrealized appreciation                                        68,165,269
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $277,410,169
                                                                           =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS               YEAR
                                                                    ENDED              ENDED
                                                        DECEMBER 31, 2005           JUNE 30,
                                                              (UNAUDITED)               2005
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment loss                                        $   (4,983,387)    $  (11,564,146)
---------------------------------------------------------------------------------------------
Net realized gain                                             214,228,287        249,472,058
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                          68,165,269         80,889,536
                                                           ----------------------------------
Net increase in net assets resulting from operations          277,410,169        318,797,448

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                      (123,394,884)      (125,319,501)
Class B                                                       (35,376,313)       (49,474,404)
Class C                                                       (36,692,649)       (43,432,706)
Class N                                                       (10,529,852)       (10,035,672)
Class Y                                                       (18,625,659)        (5,774,095)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                       281,347,541        330,405,181
Class B                                                       (17,501,867)        17,405,073
Class C                                                        45,581,112         59,944,813
Class N                                                        21,511,199         41,110,533
Class Y                                                        63,263,875        205,189,367

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                446,992,672        738,816,037
---------------------------------------------------------------------------------------------
Beginning of period                                         2,899,682,539      2,160,866,502
                                                           ----------------------------------
End of period (including accumulated net investment
loss of $5,212,770 and $229,383, respectively)             $3,346,675,211     $2,899,682,539
                                                           ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                   YEAR
                                                      ENDED                                                                  ENDED
                                          DECEMBER 31, 2005                                                               JUNE 30,
CLASS A                                         (UNAUDITED)            2005            2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    20.17      $    19.52      $    14.78     $  15.12     $  15.02     $  14.77
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.01) 1         (.04) 1         (.10)        (.08)        (.08)        (.08)
Net realized and unrealized gain (loss)                1.94            2.65            4.84         (.26)         .19         1.12
                                                 -----------------------------------------------------------------------------------
Total from investment operations                       1.93            2.61            4.74         (.34)         .11         1.04
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                  (1.47)          (1.96)             --           --         (.01)        (.79)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    20.63      $    20.17      $    19.52     $  14.78     $  15.12     $  15.02
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     9.51%          13.82%          32.07%       (2.25)%       0.71%        7.66%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $1,868,260      $1,557,307      $1,177,389     $584,052     $512,337     $294,780
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $1,719,966      $1,325,846      $  904,397     $490,057     $386,221     $205,916
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (0.10)%         (0.20)%         (0.42)%      (0.59)%      (0.50)%      (0.60)%
Total expenses                                         1.17%           1.19%           1.17%        1.39%        1.37%        1.28%
Expenses after payments and waivers and
reduction to custodian expenses                        1.17%           1.19%           1.17%        1.36%        1.37%        1.28%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  57%            132%            127%         117%         134%         181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  SIX MONTHS                                                               YEAR
                                                       ENDED                                                              ENDED
                                           DECEMBER 31, 2005                                                           JUNE 30,
CLASS B                                          (UNAUDITED)          2005          2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  19.19      $  18.79      $  14.35     $  14.79     $  14.80     $  14.68
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.09) 1       (.18) 1       (.20)        (.14)        (.12)        (.14)
Net realized and unrealized gain (loss)                 1.84          2.54          4.64         (.30)         .12         1.05
                                                    -----------------------------------------------------------------------------
Total from investment operations                        1.75          2.36          4.44         (.44)          --          .91
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                   (1.47)        (1.96)           --           --         (.01)        (.79)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  19.47      $  19.19      $  18.79     $  14.35     $  14.79     $  14.80
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      9.05%        12.98%        30.94%       (2.98)%      (0.02)%       6.79%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $501,760      $510,183      $482,028     $330,174     $285,102     $177,479
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $506,289      $490,050      $432,160     $268,057     $218,939     $128,350
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.89)%       (0.98)%       (1.26)%      (1.34)%      (1.25)%      (1.36)%
Total expenses                                          1.96%         1.97%         2.01%        2.21%        2.12%        2.05%
Expenses after payments and waivers and
reduction to custodian expenses                         1.96%         1.97%         2.01%        2.11%        2.12%        2.05%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   57%          132%          127%         117%         134%         181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                          DECEMBER 31, 2005                                                              JUNE 30,
CLASS C                                         (UNAUDITED)          2005           2004           2003          2002        2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period               $  19.24      $  18.82       $  14.36       $  14.79      $  14.81     $ 14.68
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.08) 1       (.17) 1        (.17)          (.13)         (.10)       (.13)
Net realized and unrealized gain (loss)                1.84          2.55           4.63           (.30)          .09        1.05
                                                   ---------------------------------------------------------------------------------
Total from investment operations                       1.76          2.38           4.46           (.43)         (.01)        .92
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                  (1.47)        (1.96)            --             --          (.01)       (.79)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  19.53      $  19.24       $  18.82       $  14.36      $  14.79     $ 14.81
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     9.08%        13.07%         31.06%         (2.91)%       (0.09)%      6.86%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $525,243      $473,099       $402,056       $238,717      $186,108     $89,814
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $501,120      $433,888       $340,201       $186,380      $127,393     $60,762
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (0.82)%       (0.91)%        (1.17)%        (1.30)%       (1.23)%     (1.36)%
Total expenses                                         1.89% 4       1.90% 4,5      1.91% 4,5      2.07% 4       2.12% 4     2.05% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  57%          132%           127%           117%          134%        181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                 SIX MONTHS                                                                    YEAR
                                                      ENDED                                                                   ENDED
                                          DECEMBER 31, 2005                                                                JUNE 30,
CLASS N                                         (UNAUDITED)            2005          2004          2003          2002        2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  19.90        $  19.33       $ 14.69       $ 15.05       $ 15.00        $13.53
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.04) 2         (.10) 2       (.14)         (.11)         (.12)       (.02)
Net realized and unrealized gain (loss)                1.90            2.63          4.78          (.25)          .18        1.49
                                                   ---------------------------------------------------------------------------------
Total from investment operations                       1.86            2.53          4.64          (.36)          .06        1.47
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                  (1.47)          (1.96)           --            --          (.01)         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  20.29        $  19.90       $ 19.33       $ 14.69       $ 15.05        $15.00
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     9.28%          13.53%        31.59%        (2.39)%        0.38%       10.87%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $153,326        $129,631       $84,678       $41,474       $14,557        $995
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $144,597        $105,497       $65,107       $24,417       $ 5,924        $445
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                   (0.42)%         (0.50)%       (0.77)%       (0.83)%       (0.66)%      (0.76)%
Total expenses                                         1.52%           1.54%         1.61%         1.64%         1.65%       1.59%
Expenses after payments and waivers and
reduction to custodian expenses                        1.49%           1.50%         1.52%         1.60%         1.65%       1.59%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  57%            132%          127%          117%          134%        181%

1. For the period from March 1, 2001 (commencement of operations) to June 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   52 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                    SIX MONTHS                                                                YEAR
                                                         ENDED                                                               ENDED
                                             DECEMBER 31, 2005                                                            JUNE 30,
CLASS Y                                            (UNAUDITED)           2005          2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  20.76       $  19.94       $ 15.03       $15.27       $15.11       $14.82
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               .04 1          .08 1        (.03)        (.07)        (.10)        (.05)
Net realized and unrealized gain (loss)                   2.00           2.70          4.94         (.17)         .27         1.13
                                                      ------------------------------------------------------------------------------
Total from investment operations                          2.04           2.78          4.91         (.24)         .17         1.08
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                     (1.47)         (1.96)           --           --         (.01)        (.79)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  21.33       $  20.76       $ 19.94       $15.03       $15.27       $15.11
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        9.77%         14.41%        32.67%       (1.57)%       1.11%        7.90%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $298,086       $229,463       $14,714       $7,637       $1,619       $    2
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $260,167       $ 84,470       $11,428       $3,460       $  813       $    2
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                              0.41%          0.39%         0.06%        0.00%        0.01%       (0.23)%
Total expenses                                            0.67%          0.69%         0.70%        0.79%        0.97%        0.89%
Expenses after payments and waivers and
reduction to custodian expenses                           0.67%          0.69%         0.70%        0.79%        0.93%        0.89%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     57%           132%          127%         117%         134%         181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the


                   54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                   55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                   56 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED DECEMBER 31, 2005             YEAR ENDED JUNE 30, 2005
                                        SHARES             AMOUNT            SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                                16,414,576      $ 346,794,127        29,883,300      $ 581,531,206
Dividends and/or
distributions reinvested             5,536,114        115,206,284         6,060,495        117,210,057
Redeemed                            (8,582,649)      (180,652,870)      (19,074,602)      (368,336,082)
                                    -------------------------------------------------------------------
Net increase                        13,368,041      $ 281,347,541        16,869,193      $ 330,405,181
                                   ====================================================================
-------------------------------------------------------------------------------------------------------
CLASS B
Sold                                 1,277,635      $  25,546,932         3,932,600      $  73,132,885
Dividends and/or
distributions reinvested             1,686,608         33,158,769         2,487,110         45,961,791
Redeemed                            (3,781,445)       (76,207,568)       (5,486,270)      (101,689,603)
                                    -------------------------------------------------------------------
Net increase (decrease)               (817,202)     $ (17,501,867)          933,440      $  17,405,073
                                    ===================================================================
-------------------------------------------------------------------------------------------------------
CLASS C
Sold                                 2,859,819      $  57,283,953         6,186,055      $ 115,132,419
Dividends and/or
distributions reinvested             1,629,062         32,125,021         2,070,707         38,349,492
Redeemed                            (2,187,613)       (43,827,862)       (5,028,179)       (93,537,098)
                                    -------------------------------------------------------------------
Net increase                         2,301,268      $  45,581,112         3,228,583      $  59,944,813
                                    ===================================================================
-------------------------------------------------------------------------------------------------------
CLASS N
Sold                                 1,543,248      $  32,029,717         3,124,670      $  60,311,468
Dividends and/or
distributions reinvested               490,823         10,052,147           506,098          9,671,541
Redeemed                              (993,188)       (20,570,665)       (1,496,199)       (28,872,476)
                                    -------------------------------------------------------------------
Net increase                         1,040,883      $  21,511,199         2,134,569      $  41,110,533
                                    ===================================================================
-------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                 3,265,675      $  70,656,114        11,241,374      $ 223,482,775
Dividends and/or
distributions reinvested               864,309         18,599,939           290,730          5,773,899
Redeemed                            (1,208,393)       (25,992,178)       (1,218,969)       (24,067,307)
                                    -------------------------------------------------------------------
Net increase                         2,921,591      $  63,263,875        10,313,135      $ 205,189,367
                                    ===================================================================


                   57 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2005, were as follows:

                                                  PURCHASES                SALES
--------------------------------------------------------------------------------
Investment securities                        $1,943,277,691       $1,751,305,917
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Effective January 1, 2006, management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $4.2 billion and 0.58% of average annual net assets in excess of $5 billion. Prior to January 1, 2006, the Fund provided for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2005, the Fund paid $3,866,722 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


                   58 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2005 for Class B, Class C and Class N shares were $4,777,727, $5,245,367 and $1,498,802, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                CLASS A           CLASS B           CLASS C           CLASS N
                              CLASS A        CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                      FRONT-END SALES    DEFERRED SALES    DEFERRED SALES    DEFERRED SALES    DEFERRED SALES
                              CHARGES           CHARGES           CHARGES           CHARGES           CHARGES
SIX MONTHS                RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
ENDED                     DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
December 31, 2005            $506,974               $--          $320,829           $25,047           $54,940
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended December 31, 2005, OFS waived $18,066 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and


                   59 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                           VALUATION AS OF
                            ACQUISITION                       DECEMBER 31,        UNREALIZED
SECURITY                          DATES            COST               2005      APPRECIATION
---------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.         1/18/05        $426,484         $  504,220          $ 77,736
Tusk Energy Corp.              11/15/04         492,524          1,197,041           704,517
                                               ---------------------------------------------
                                               $919,008         $1,701,261          $782,253
                                               =============================================

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in


                   60 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
the form of a substitute payment received from the borrower. As of December 31, 2005, the Fund had on loan securities valued at $757,506,775. Collateral of $784,240,574 was received for the loans, of which $778,954,498 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted.

      The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   61 | OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   62 | OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                   63 | OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Nikolaos Monoyios and Mark Zavanelli and the Manager's Main Street investment team and analysts. Messrs. Monoyios and Zavanelli have had over 28 and 14 years of experience managing equity and international investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other small-cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year and five-year performance were all better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other small-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual


                   64 | OPPENHEIMER MAIN STREET SMALL CAP FUND and actual management fees and its total expenses are all lower than its peer group median and average.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows. Based on this evaluation, the Manager agreed to a revised breakpoint schedule that, effective January 1, 2006, reduced the management fee on average annual net assets over $5 billion to 0.58%.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   65 | OPPENHEIMER MAIN STREET SMALL CAP FUND


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006